UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

December 31, 2012

1.842161.106

CSCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
BEVERAGES - 28.0%
Brewers - 5.1%
Anheuser-Busch InBev SA NV	337,753	$ 29,413,069
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	106,015	4,451,570
Compania Cervecerias Unidas SA sponsored ADR	74,000	2,340,620
SABMiller PLC	229,000	10,628,148
		46,833,407
Distillers & Vintners - 8.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	576,188	20,391,293
Diageo PLC sponsored ADR	235,001	27,396,417
Pernod Ricard SA	161,044	18,684,472
Remy Cointreau SA (d)	117,070	12,873,469
		79,345,651
Soft Drinks - 14.3%
Coca-Cola Bottling Co. CONSOLIDATED	39,417	2,621,231
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	17,880	2,664,835
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	37,970	894,953
Coca-Cola Icecek A/S	155,435	3,223,798
Embotelladora Andina SA:
ADR	19,987	598,411
sponsored ADR	106,758	4,053,601
Fomento Economico Mexicano SAB de CV sponsored ADR	5,813	585,369
PepsiCo, Inc.	203,760	13,943,297
The Coca-Cola Co.	2,869,296	104,011,980
		132,597,475
TOTAL BEVERAGES		258,776,533
FOOD & STAPLES RETAILING - 13.1%
Drug Retail - 8.6%
CVS Caremark Corp.	1,293,223	62,527,332
Drogasil SA	220,200	2,510,854
Walgreen Co.	383,338	14,187,339
		79,225,525
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	97,346	1,539,040
Food Retail - 2.0%
Fresh Market, Inc. (a)	12,300	591,507
Kroger Co.	528,283	13,745,924
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - continued
Susser Holdings Corp. (a)	66,200	$ 2,283,238
The Pantry, Inc. (a)	195,359	2,369,705
		18,990,374
Hypermarkets & Super Centers - 2.3%
Wal-Mart Stores, Inc.	318,980	21,764,005
TOTAL FOOD & STAPLES RETAILING		121,518,944
FOOD PRODUCTS - 10.5%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	244,383	6,693,650
Bunge Ltd.	284,453	20,676,889
First Resources Ltd.	612,000	1,020,477
SLC Agricola SA	103,800	1,018,391
		29,409,407
Packaged Foods & Meats - 7.3%
Annie's, Inc. (d)	63,218	2,113,378
Calavo Growers, Inc.	21,984	554,217
Green Mountain Coffee Roasters, Inc. (a)	138,499	5,728,319
Lindt & Spruengli AG	66	2,498,079
Mead Johnson Nutrition Co. Class A	225,284	14,843,963
Nestle SA	201,123	13,121,963
Orion Corp.	572	590,541
TreeHouse Foods, Inc. (a)	57,150	2,979,230
Tyson Foods, Inc. Class A	185,600	3,600,640
Ulker Biskuvi Sanayi A/S	198,475	1,074,732
Unilever NV (NY Reg.) (d)	510,957	19,569,653
Want Want China Holdings Ltd.	636,000	891,294
		67,566,009
TOTAL FOOD PRODUCTS		96,975,416
HOUSEHOLD PRODUCTS - 17.6%
Household Products - 17.6%
Colgate-Palmolive Co.	250,827	26,221,455
Procter & Gamble Co.	2,008,869	136,382,114
		162,603,569
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 2.4%
Personal Products - 2.4%
Hengan International Group Co. Ltd.	255,000	$ 2,328,862
Herbalife Ltd.	59,000	1,943,460
L'Oreal SA	90,500	12,592,391
Natura Cosmeticos SA	20,500	594,161
Nu Skin Enterprises, Inc. Class A (d)	132,402	4,905,494
		22,364,368
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
Johnson & Johnson	266,356	18,671,556
TOBACCO - 21.2%
Tobacco - 21.2%
Altria Group, Inc.	1,443,948	45,368,846
British American Tobacco PLC sponsored ADR	1,149,815	116,418,769
ITC Ltd.	171,898	903,951
Japan Tobacco, Inc.	82,500	2,330,573
Lorillard, Inc.	56,288	6,567,121
Philip Morris International, Inc.	243,261	20,346,350
Souza Cruz SA	222,800	3,392,841
Swedish Match Co. AB	30,200	1,013,812
		196,342,263
TOTAL COMMON STOCKS (Cost $650,331,482)		877,252,649
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.18% (b)	46,642,657	46,642,657
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,969,912	7,969,912
TOTAL MONEY MARKET FUNDS (Cost $54,612,569)		54,612,569
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $704,944,051)		931,865,218
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,935,756)
NET ASSETS - 100%		$ 924,929,462
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,454
Fidelity Securities Lending Cash Central Fund	21,633
Total	$ 34,087
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 877,252,649	$ 760,845,301	$ 116,407,348	$ -
Money Market Funds	54,612,569	54,612,569	-	-
Total Investments in Securities:	$ 931,865,218	$ 815,457,870	$ 116,407,348	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 73,602,365
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $705,951,720. Net unrealized appreciation aggregated $225,913,498, of which $229,008,795 related to appreciated investment securities and $3,095,297 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2012

1.842153.106

UTCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
ELECTRIC UTILITIES - 45.0%
Electric Utilities - 45.0%
American Electric Power Co., Inc.	624,858	$ 26,668,939
Duke Energy Corp.	659,199	42,056,896
Edison International	484,488	21,894,013
Exelon Corp.	166,552	4,953,256
FirstEnergy Corp.	316,478	13,216,121
ITC Holdings Corp.	86,729	6,670,327
NextEra Energy, Inc.	228,263	15,793,517
Northeast Utilities	237,133	9,267,158
OGE Energy Corp.	108,883	6,131,202
Pepco Holdings, Inc. (d)	325,900	6,390,899
		153,042,328
GAS UTILITIES - 6.4%
Gas Utilities - 6.4%
National Fuel Gas Co.	70,231	3,560,009
ONEOK, Inc.	428,954	18,337,784
		21,897,793
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 14.4%
Independent Power Producers & Energy Traders - 14.4%
Calpine Corp. (a)	758,012	13,742,758
NRG Energy, Inc.	797,150	18,326,479
The AES Corp.	1,589,203	17,004,472
		49,073,709
MULTI-UTILITIES - 23.5%
Multi-Utilities - 23.5%
Ameren Corp.	109,253	3,356,252
CenterPoint Energy, Inc.	748,558	14,409,742
CMS Energy Corp.	300,500	7,326,190
NiSource, Inc.	592,226	14,740,505
PG&E Corp.	321,280	12,909,030
Sempra Energy	383,915	27,234,930
		79,976,649
OIL, GAS & CONSUMABLE FUELS - 8.7%
Oil & Gas Exploration & Production - 0.8%
EQT Corp.	41,700	2,459,466
Oil & Gas Storage & Transport - 7.9%
Cheniere Energy, Inc. (a)	233,687	4,388,642
Kinder Morgan Holding Co. LLC	386,704	13,662,252
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Markwest Energy Partners LP	75,700	$ 3,861,457
Spectra Energy Corp.	58,100	1,590,778
The Williams Companies, Inc.	105,300	3,447,522
		26,950,651
TOTAL OIL, GAS & CONSUMABLE FUELS		29,410,117
WATER UTILITIES - 1.4%
Water Utilities - 1.4%
American Water Works Co., Inc.	130,034	4,828,162
TOTAL COMMON STOCKS (Cost $314,568,126)		338,228,758
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.18% (b)	9,921,221	9,921,221
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	55,320	55,320
TOTAL MONEY MARKET FUNDS (Cost $9,976,541)		9,976,541
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $324,544,667)		348,205,299
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(7,818,791)
NET ASSETS - 100%		$ 340,386,508
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,880
Fidelity Securities Lending Cash Central Fund	309
Total	$ 2,189
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $325,687,220. Net unrealized appreciation aggregated $22,518,079, of which $26,838,571 related to appreciated investment securities and $4,320,492 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

December 31, 2012

1.876938.104

EMQ-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	1,358,327	$ 1,499,695
Austria - 0.5%
Erste Bank AG (a)	114,600	3,643,658
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	381,409	2,244,576
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia) (a)	1,277,957	1,135,331
BW Offshore Ltd.	3,897,400	3,638,671
Cosan Ltd. Class A	158,183	2,738,148
GP Investments Ltd. (depositary receipt) (a)	824,007	2,150,411
Kunlun Energy Co. Ltd.	2,348,000	4,964,474
Pacific Basin Shipping Ltd.	1,921,000	1,095,383
Seadrill Ltd.	54,606	2,011,790
TOTAL BERMUDA		17,734,208
Brazil - 12.5%
Anhanguera Educacional Participacoes SA	278,276	4,754,794
Arezzo Industria e Comercio SA	85,400	1,669,402
Banco do Brasil SA	246,900	3,124,048
Banco do Estado Rio Grande do Sul SA	304,300	2,332,762
BM&F Bovespa SA	855,000	5,916,308
BR Properties SA	387,600	4,885,180
Brasil Brokers Participacoes SA	169,900	571,030
Braskem SA (PN-A)	351,300	2,222,515
CCR SA	260,900	2,508,131
Cia.Hering SA	119,700	2,484,258
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	37,800	1,587,222
Companhia de Saneamento de Minas Gerais	73,910	1,598,225
Companhia Paranaense de Energia-Copel:
(PN-B)	14,560	228,127
(PN-B) sponsored ADR (d)	182,920	2,807,822
Estacio Participacoes SA	96,000	1,979,576
Fibria Celulose SA (a)	107,900	1,203,676
Gerdau SA sponsored ADR (d)	416,500	3,744,335
Itau Unibanco Holding SA sponsored ADR	573,260	9,435,860
Lojas Americanas SA (PN)	473,210	4,287,192
Mills Estruturas e Servicos de Engenharia SA	158,300	2,660,213
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	145,800	2,813,940
sponsored ADR	224,692	4,374,753
Sul America SA unit	218,300	1,909,781
Common Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA sponsored ADR	133,100	$ 3,202,386
Ultrapar Participacoes SA	236,800	5,417,831
Vale SA (PN-A) sponsored ADR	779,900	15,831,970
TOTAL BRAZIL		93,551,337
Canada - 2.2%
Barrick Gold Corp.	75,700	2,649,919
First Quantum Minerals Ltd.	158,300	3,486,833
Goldcorp, Inc.	81,000	2,977,953
Pan American Silver Corp.	75,500	1,414,115
Torex Gold Resources, Inc. (a)	740,600	1,638,001
Uranium One, Inc. (a)(d)	594,800	1,405,228
Yamana Gold, Inc.	172,400	2,965,481
TOTAL CANADA		16,537,530
Cayman Islands - 6.2%
21Vianet Group, Inc. ADR (a)	127,300	1,223,353
Ajisen (China) Holdings Ltd.	1,991,000	1,927,745
Anta Sports Products Ltd.	2,332,000	2,098,256
Anton Oilfield Services Group	4,340,000	2,321,608
Baidu.com, Inc. sponsored ADR (a)	29,320	2,940,503
Belle International Holdings Ltd.	1,327,000	2,934,760
China Liansu Group Holdings Ltd.	2,435,000	1,704,586
Eurasia Drilling Co. Ltd. GDR (Reg. S)	124,583	4,515,119
Geely Automobile Holdings Ltd.	3,725,000	1,800,071
Gourmet Master Co. Ltd.	204,000	1,333,563
Greatview Aseptic Pack Co. Ltd.	5,101,000	2,769,591
Haitian International Holdings Ltd.	1,161,000	1,391,422
Hengan International Group Co. Ltd.	773,500	7,064,215
Spreadtrum Communications, Inc. ADR	24,935	438,856
SPT Energy Group, Inc.	2,178,000	1,110,723
Tencent Holdings Ltd.	90,800	2,977,941
Uni-President China Holdings Ltd.	3,032,000	3,229,315
Veripos (a)(f)	360,937	1,444,462
Xueda Education Group sponsored ADR	267,600	655,620
Yingde Gases Group Co. Ltd.	2,842,500	2,913,526
TOTAL CAYMAN ISLANDS		46,795,235
Chile - 1.2%
Aguas Andinas SA	2,379,350	1,689,774
Embotelladora Andina SA Class A	327,732	1,670,321
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	130,982	$ 2,708,530
Inversiones La Construccion SA	134,645	2,643,683
TOTAL CHILE		8,712,308
China - 9.0%
BBMG Corp. (H Shares)	2,772,500	2,582,420
China Coal Energy Co. Ltd. (H Shares)	2,393,000	2,659,507
China Communications Construction Co. Ltd. (H Shares)	2,861,000	2,817,125
China Construction Bank Corp. (H Shares)	15,785,000	12,899,693
China Pacific Insurance Group Co. Ltd. (H Shares)	1,959,000	7,386,414
China Shenhua Energy Co. Ltd. (H Shares)	2,190,000	9,809,708
China Suntien Green Energy Corp. Ltd. (H Shares)	11,730,600	2,585,003
China Telecom Corp. Ltd. (H Shares)	2,758,000	1,559,498
Dongfeng Motor Group Co. Ltd. (H Shares)	2,346,000	3,693,551
Industrial & Commercial Bank of China Ltd. (H Shares)	14,934,000	10,779,016
Maanshan Iron & Steel Ltd. (H Shares) (a)	6,958,000	2,167,685
PICC Property & Casualty Co. Ltd. (H Shares)	1,860,000	2,656,576
Shanghai Electric Group Co. Ltd. (H Shares)	6,522,000	2,840,799
Weichai Power Co. Ltd. (H Shares)	626,600	2,832,059
TOTAL CHINA		67,269,054
Colombia - 0.7%
Ecopetrol SA ADR (d)	87,300	5,209,191
Cyprus - 0.2%
Globaltrans Investment PLC:
GDR (e)	33,200	548,132
GDR (Reg. S)	54,900	915,574
TOTAL CYPRUS		1,463,706
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	11,904	425,852
Egypt - 0.2%
Orascom Telecom Holding SAE unit (a)	532,400	1,682,366
Hong Kong - 1.1%
China Resources Power Holdings Co. Ltd.	753,000	1,940,059
Lenovo Group Ltd.	4,798,000	4,424,044
Sinotruk Hong Kong Ltd.	2,686,500	2,075,481
TOTAL HONG KONG		8,439,584
India - 4.6%
Axis Bank Ltd.	176,745	4,434,817
Bharti Airtel Ltd. (a)	453,739	2,641,481
Common Stocks - continued
	Shares	Value
India - continued
Bharti Infratel Ltd.	148,094	$ 530,686
Grasim Industries Ltd. (a)	18,143	1,083,055
Indiabulls Real Estate Ltd. (a)	1,171,343	1,625,759
ITC Ltd.	1,276,520	6,712,769
JK Cement Ltd. (a)	133,030	886,839
Larsen & Toubro Ltd.	99,571	2,952,457
LIC Housing Finance Ltd. (a)	123,665	660,842
Lupin Ltd. (a)	157,528	1,776,643
Maruti Suzuki India Ltd.	103,729	2,838,489
Phoenix Mills Ltd. (a)	57,303	270,207
Power Grid Corp. of India Ltd.	591,623	1,246,388
SREI Infrastructure Finance Ltd.	4,345,086	3,538,371
State Bank of India	75,228	3,315,232
TOTAL INDIA		34,514,035
Indonesia - 1.9%
PT Bakrieland Development Tbk (a)	146,875,000	828,134
PT Bank Tabungan Negara Tbk	13,819,600	2,089,077
PT Indo Tambangraya Megah Tbk	458,500	1,984,874
PT Jasa Marga Tbk	4,296,500	2,433,854
PT Telkomunikasi Indonesia Tbk:
Series B	516,000	486,342
sponsored ADR	177,610	6,562,690
TOTAL INDONESIA		14,384,971
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	15,510	738,896
NICE Systems Ltd. sponsored ADR (a)	50,100	1,677,348
TOTAL ISRAEL		2,416,244
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	291,600	2,407,858
Kenya - 0.6%
Equity Bank Ltd.	9,040,400	2,496,622
Safaricom Ltd.	31,075,009	1,824,753
TOTAL KENYA		4,321,375
Korea (South) - 14.0%
AMOREPACIFIC Group, Inc.	7,066	3,100,110
E-Mart Co. Ltd.	24,601	5,504,629
GS Engineering & Construction Corp.	39,630	2,159,493
Hana Financial Group, Inc.	162,850	5,358,454
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hankook Shell Oil Co. Ltd.	164	$ 38,058
Honam Petrochemical Corp.	9,096	2,132,940
Hyundai Heavy Industries Co. Ltd.	12,239	2,802,811
KB Financial Group, Inc.	181,392	6,521,366
Kia Motors Corp.	20,430	1,093,420
Korea Electric Power Corp. (a)	83,190	2,377,595
Korean Reinsurance Co.	212,990	2,310,064
KT&G Corp.	53,310	4,061,566
LG Chemical Ltd.	19,876	6,252,786
LG Corp.	42,101	2,595,910
LS Industrial Systems Ltd.	46,413	2,945,754
Orion Corp.	3,056	3,155,056
POSCO sponsored ADR (d)	54,500	4,477,175
Samsung Electronics Co. Ltd.	25,945	37,520,837
Samsung Fire & Marine Insurance Co. Ltd.	24,476	5,004,661
Shinhan Financial Group Co. Ltd.	103,140	3,799,281
Shinhan Financial Group Co. Ltd. sponsored ADR	43,540	1,595,306
TOTAL KOREA (SOUTH)		104,807,272
Luxembourg - 0.7%
Subsea 7 SA	204,200	4,907,398
Malaysia - 0.6%
Axiata Group Bhd	1,179,100	2,550,322
Petronas Dagangan Bhd	283,900	2,184,800
TOTAL MALAYSIA		4,735,122
Mexico - 4.6%
America Movil S.A.B. de C.V. Series L sponsored ADR	428,030	9,904,614
CEMEX SA de CV sponsored ADR	404,081	3,988,279
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	81,600	1,018,368
El Puerto de Liverpool SA Class C	179,200	1,878,603
Fibra Uno Administracion SA de CV	802,100	2,420,020
Fomento Economico Mexicano SAB de CV sponsored ADR	49,100	4,944,370
Grupo Comercial Chedraui de CV	939,200	3,050,912
Grupo Televisa SA de CV (CPO) sponsored ADR	265,300	7,051,674
TOTAL MEXICO		34,256,840
Netherlands - 0.0%
ASML Holding NV (Netherlands)	852	54,642
Nigeria - 1.6%
Guaranty Trust Bank PLC	4,954,538	729,775
Common Stocks - continued
	Shares	Value
Nigeria - continued
Guaranty Trust Bank PLC GDR (Reg. S)	566,112	$ 4,104,538
Zenith Bank PLC	55,480,615	6,924,862
TOTAL NIGERIA		11,759,175
Norway - 0.7%
ElectroMagnetic GeoServices ASA (a)	705,125	1,682,274
TGS Nopec Geophysical Co. ASA	108,517	3,583,850
TOTAL NORWAY		5,266,124
Panama - 0.5%
Copa Holdings SA Class A	35,100	3,490,695
Philippines - 1.5%
Metro Pacific Investments Corp.	26,265,000	2,846,548
Metropolitan Bank & Trust Co.	1,330,847	3,306,050
Robinsons Land Corp.	10,722,850	5,418,878
TOTAL PHILIPPINES		11,571,476
Poland - 1.1%
Eurocash SA	129,100	1,822,745
Powszechny Zaklad Ubezpieczen SA	44,650	6,304,072
TOTAL POLAND		8,126,817
Russia - 6.7%
Bank St. Petersburg OJSC	116,800	194,652
DIXY Group OJSC (a)	163,900	2,194,429
Gazprom OAO sponsored ADR	533,901	5,194,857
LSR Group OJSC GDR (Reg. S)	28,500	120,698
Lukoil Oil Co. (a)	27,600	1,821,749
Magnit OJSC	28,688	4,631,544
Magnitogorsk Iron & Steel Works OJSC unit (a)	303,200	1,365,502
Mobile TeleSystems OJSC (a)	1,131,300	9,309,074
Mobile TeleSystems OJSC sponsored ADR	84,850	1,582,453
NOVATEK OAO GDR (Reg. S)	19,900	2,431,136
OGK-4 OJSC (a)	57,778,600	5,054,171
Raspadskaya OAO (a)	401,393	777,024
Rosneft Oil Co. OJSC (a)	131,200	1,185,457
RusHydro JSC sponsored ADR	602,200	1,429,285
Sberbank (Savings Bank of the Russian Federation)	3,255,894	10,071,686
Sistema JSFC (a)	1,896,700	1,613,009
TNK-BP Holding	455,080	886,128
TOTAL RUSSIA		49,862,854
Common Stocks - continued
	Shares	Value
Singapore - 1.3%
First Resources Ltd.	2,541,000	$ 4,236,982
Global Logistic Properties Ltd.	1,876,000	4,338,652
Super Group Ltd. Singapore	537,000	1,445,686
TOTAL SINGAPORE		10,021,320
South Africa - 3.8%
Absa Group Ltd.	12,519	242,184
AngloGold Ashanti Ltd.	54,300	1,698,289
Aspen Pharmacare Holdings Ltd.	165,400	3,297,269
Blue Label Telecoms Ltd.	1,544,506	1,468,442
Impala Platinum Holdings Ltd.	266,500	5,271,843
JSE Ltd.	453,700	4,187,794
Life Healthcare Group Holdings Ltd.	682,600	2,737,647
Naspers Ltd. Class N	108,100	6,926,561
Reunert Ltd.	160,600	1,427,450
Wilson Bayly Holmes-Ovcon Ltd.	82,400	1,526,016
TOTAL SOUTH AFRICA		28,783,495
Taiwan - 7.3%
Asia Cement Corp.	353,982	454,885
Cheng Uei Precision Industries Co. Ltd.	1,222,546	2,628,905
Chinatrust Financial Holding Co. Ltd.	6,009,447	3,545,915
Chipbond Technology Corp.	18,000	35,362
Chroma ATE, Inc.	713,933	1,589,247
ECLAT Textile Co. Ltd.	246,000	901,393
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,876,700	5,740,190
MediaTek, Inc.	403,000	4,485,481
Synnex Technology International Corp.	1,398,753	2,574,687
Taiwan Fertilizer Co. Ltd.	961,000	2,506,238
Taiwan Mobile Co. Ltd.	773,000	2,845,725
Taiwan Semiconductor Manufacturing Co. Ltd.	3,667,469	12,256,015
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	413,301	7,092,245
Unified-President Enterprises Corp.	2,634,510	4,831,219
Yuanta Financial Holding Co. Ltd.	5,518,000	2,838,263
TOTAL TAIWAN		54,325,770
Thailand - 1.4%
Bangkok Bank Public Co. Ltd. (For. Reg.)	927,400	6,358,324
PTT Exploration and Production PCL (For. Reg.)	273,700	1,485,473
PTT Global Chemical PCL (For. Reg.)	1,232,837	2,855,945
TOTAL THAILAND		10,699,742
Common Stocks - continued
	Shares	Value
Turkey - 1.7%
Aygaz A/S	451,881	$ 2,391,186
TAV Havalimanlari Holding A/S	535,000	2,735,054
Turkiye Halk Bankasi A/S	92,000	902,492
Turkiye Is Bankasi A/S Series C	795,100	2,754,403
Turkiye Petrol Rafinerile A/S	148,000	4,272,541
TOTAL TURKEY		13,055,676
United Kingdom - 0.9%
Evraz PLC	344,600	1,478,927
Hikma Pharmaceuticals PLC	141,631	1,765,582
Kazakhmys PLC	265,400	3,430,209
TOTAL UNITED KINGDOM		6,674,718
United States of America - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	52,733	3,904,879
CTC Media, Inc.	137,850	1,072,473
Universal Display Corp. (a)	61,390	1,572,812
TOTAL UNITED STATES OF AMERICA		6,550,164
TOTAL COMMON STOCKS (Cost $631,307,826)		702,202,083
Nonconvertible Preferred Stocks - 2.4%

Korea (South) - 1.1%
Hyundai Motor Co. Series 2	68,280	4,876,214
Samsung Electronics Co. Ltd.	4,282	3,463,260
TOTAL KOREA (SOUTH)		8,339,474
Russia - 1.3%
Sberbank (Savings Bank of the Russian Federation) (a)	2,027,300	4,566,699
Surgutneftegaz JSC (a)	7,112,200	4,738,481
TOTAL RUSSIA		9,305,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,288,503)		17,644,654
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 1/24/13 (Cost $199,988)	$ 200,000	$ 199,998
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.18% (b)	25,393,266	25,393,266
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,290,475	8,290,475
TOTAL MONEY MARKET FUNDS (Cost $33,683,741)		33,683,741
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $681,480,058)		753,730,476
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,374,685)
NET ASSETS - 100%		$ 748,355,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $548,132 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,761
Fidelity Securities Lending Cash Central Fund	4,724
Total	$ 15,485
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,275,983	$ 20,838,255	$ 36,437,728	$ -
Consumer Staples	63,243,090	17,906,789	45,336,301	-
Energy	93,472,465	26,008,658	67,463,807	-
Financials	191,011,552	58,592,727	132,418,825	-
Health Care	9,577,141	6,034,916	3,542,225	-
Industrials	49,371,303	11,195,789	38,175,514	-
Information Technology	97,339,503	36,642,764	60,696,739	-
Materials	88,363,287	51,407,027	36,956,260	-
Telecommunication Services	49,003,929	28,631,151	20,372,778	-
Utilities	21,188,484	7,314,634	13,873,850	-
Government Obligations	199,998	-	199,998	-
Money Market Funds	33,683,741	33,683,741	-	-
Total Investments in Securities:	$ 753,730,476	$ 298,256,451	$ 455,474,025	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 115,864,939
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $685,095,277. Net unrealized appreciation aggregated $68,635,199, of which $83,438,734 related to appreciated investment securities and $14,803,535 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2012

1.811332.108

HP1-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.1%
	Principal Amount	Value
Aerospace - 0.4%
TransDigm, Inc. 5.5% 10/15/20 (d)	$ 2,185,000	$ 2,272,400
Air Transportation - 2.3%
Air Canada 12% 2/1/16 (d)	975,000	1,006,688
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,698,126	1,850,957
6.125% 4/29/18 (d)	190,000	191,425
6.75% 9/15/15 (d)	2,960,000	3,093,200
9.25% 5/10/17	351,676	388,602
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	1,050,400
6.75% 11/23/15	1,010,000	1,047,875
8.021% 8/10/22	958,105	1,039,544
8.954% 8/10/14	246,372	254,995
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	144,953	156,723
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	265,000	270,300
United Air Lines, Inc. 9.875% 8/1/13 (d)	293,000	293,000
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	583,527	589,363
9.75% 1/15/17	885,039	1,017,795
12% 1/15/16 (d)	277,036	304,740
		12,555,607
Automotive - 5.7%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	3,345,000	3,646,050
8.25% 6/15/21	2,395,000	2,634,500
Continental Rubber of America Corp. 4.5% 9/15/19 (d)	330,000	334,950
Dana Holding Corp.:
6.5% 2/15/19	685,000	724,388
6.75% 2/15/21	1,535,000	1,638,613
Delphi Corp.:
5.875% 5/15/19	1,130,000	1,211,925
6.125% 5/15/21	1,085,000	1,204,350
Ford Motor Co. 7.45% 7/16/31	2,465,000	3,130,550
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,340,000	2,440,253
4.25% 2/3/17	1,400,000	1,499,807
5% 5/15/18	2,040,000	2,251,009
5.875% 8/2/21	1,175,000	1,368,332
6.625% 8/15/17	1,025,000	1,197,678
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16	$ 1,405,000	$ 1,696,493
12% 5/15/15	1,610,000	1,976,275
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)	1,250,000	1,309,375
6.75% 6/1/18	1,150,000	1,311,000
Tenneco, Inc.:
6.875% 12/15/20	1,005,000	1,094,194
7.75% 8/15/18	860,000	920,200
		31,589,942
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
3.125% 1/15/16	1,640,000	1,644,100
3.51% 2/11/14 (e)	1,940,000	1,978,800
4.625% 6/26/15	1,870,000	1,949,430
5.5% 2/15/17	2,310,000	2,465,925
8% 3/15/20	535,000	655,375
GMAC LLC 8% 11/1/31	1,640,000	2,078,700
		10,772,330
Broadcasting - 1.5%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,297,100
Univision Communications, Inc.:
6.75% 9/15/22 (d)	865,000	893,113
6.875% 5/15/19 (d)	2,575,000	2,658,688
8.5% 5/15/21 (d)	3,680,000	3,772,000
		8,620,901
Building Materials - 1.8%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	1,095,000	1,209,975
6.875% 8/15/18 (d)	1,405,000	1,513,888
HD Supply, Inc.:
8.125% 4/15/19 (d)	2,155,000	2,462,088
11% 4/15/20 (d)	530,000	625,400
Headwaters, Inc. 7.625% 4/1/19	1,655,000	1,754,300
Masco Corp. 5.95% 3/15/22	720,000	798,114
Texas Industries, Inc. 9.25% 8/15/20	1,535,000	1,646,288
		10,010,053
Cable TV - 4.3%
Cablevision Systems Corp.:
5.875% 9/15/22	1,600,000	1,600,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Cablevision Systems Corp.: - continued
7.75% 4/15/18	$ 795,000	$ 884,438
8.625% 9/15/17	935,000	1,091,613
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	720,000	718,200
6.5% 4/30/21	2,690,000	2,901,838
6.625% 1/31/22	1,220,000	1,332,850
7% 1/15/19	2,710,000	2,906,475
7.25% 10/30/17	1,870,000	2,035,963
7.875% 4/30/18	1,870,000	2,012,588
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	1,235,000	1,281,313
CSC Holdings LLC:
6.75% 11/15/21 (d)	565,000	627,150
8.625% 2/15/19	570,000	681,150
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	300,000	328,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	605,000	618,613
7.5% 3/15/19 (d)	415,000	456,500
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,175,000	1,257,250
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	595,000	655,214
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)	535,000	577,800
Virgin Media Finance PLC 4.875% 2/15/22	595,000	609,875
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	1,120,000	1,153,600
		23,730,930
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,490,000	1,594,300
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,566,131
		3,160,431
Chemicals - 1.6%
Celanese U.S. Holdings LLC:
4.625% 11/15/22	585,000	617,175
6.625% 10/15/18	1,225,000	1,347,500
INEOS Finance PLC 8.375% 2/15/19 (d)	1,365,000	1,470,788
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,304,000	1,424,620
LyondellBasell Industries NV:
5% 4/15/19	1,270,000	1,403,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
LyondellBasell Industries NV: - continued
5.75% 4/15/24	$ 850,000	$ 998,750
6% 11/15/21	420,000	495,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,000,000	1,037,500
		8,795,283
Consumer Products - 0.4%
NBTY, Inc. 9% 10/1/18	1,860,000	2,106,450
Containers - 1.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	695,000	755,813
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (d)	200,000	217,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)	1,600,000	1,656,000
7.875% 8/15/19	500,000	556,250
8.5% 5/15/18 (c)	575,000	589,375
9.875% 8/15/19	2,105,000	2,252,350
Sealed Air Corp.:
6.5% 12/1/20 (d)	480,000	518,400
8.125% 9/15/19 (d)	1,910,000	2,129,650
8.375% 9/15/21 (d)	530,000	598,900
		9,274,238
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19 (d)	640,000	667,200
9.75% 8/1/18	1,525,000	1,723,250
CIT Group, Inc.:
4.25% 8/15/17	1,195,000	1,230,542
5% 5/15/17	1,255,000	1,330,300
5% 8/15/22	950,000	1,013,000
5.25% 3/15/18	850,000	909,500
5.375% 5/15/20	835,000	912,238
5.5% 2/15/19 (d)	1,280,000	1,395,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,775,000	2,875,594
8% 1/15/18	4,135,000	4,439,956
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(e)	580,000	495,900
International Lease Finance Corp.:
4.875% 4/1/15	2,495,000	2,582,525
5.65% 6/1/14	605,000	629,575
5.75% 5/15/16	1,295,000	1,365,045
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 900,000	$ 958,500
6.75% 9/1/16 (d)	1,000,000	1,122,500
8.625% 9/15/15	1,530,000	1,717,425
8.625% 1/15/22	1,680,000	2,074,800
8.75% 3/15/17	920,000	1,060,300
8.875% 9/1/17	1,625,000	1,909,505
		30,412,855
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	440,000	452,100
6.5% 11/15/22 (d)	1,820,000	1,888,250
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	775,000	771,125
7.75% 10/15/18	2,590,000	2,881,375
Quebecor Media, Inc.:
5.75% 1/15/23 (d)	1,950,000	2,042,625
7.75% 3/15/16	468,000	479,700
7.75% 3/15/16	547,000	560,675
		9,075,850
Electric Utilities - 7.4%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,950,275
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16	3,135,000	3,299,588
7.25% 10/15/21	425,000	454,750
GenOn Energy, Inc.:
9.5% 10/15/18	1,060,000	1,250,800
9.875% 10/15/20	1,380,000	1,593,900
InterGen NV 9% 6/30/17 (d)	3,090,000	2,765,550
IPALCO Enterprises, Inc. 5% 5/1/18	625,000	656,250
Mirant Americas Generation LLC:
8.5% 10/1/21	2,710,000	3,089,400
9.125% 5/1/31	3,730,000	4,103,000
NRG Energy, Inc. 6.625% 3/15/23 (d)	2,555,000	2,733,850
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,815,000	4,959,450
NV Energy, Inc. 6.25% 11/15/20	490,000	576,191
Otter Tail Corp. 9% 12/15/16	1,115,000	1,293,400
Puget Energy, Inc.:
5.625% 7/15/22	440,000	473,915
6.5% 12/15/20	510,000	574,622
RRI Energy, Inc. 7.625% 6/15/14	3,335,000	3,560,113
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.:
7.375% 7/1/21	$ 1,575,000	$ 1,748,250
7.75% 10/15/15	2,500,000	2,806,250
8% 10/15/17	450,000	519,750
9.75% 4/15/16	1,470,000	1,756,650
		41,165,954
Energy - 9.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	765,000	776,475
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	725,000	775,750
6.5% 5/20/21	127,000	137,795
Antero Resources Finance Corp.:
6% 12/1/20 (d)	760,000	769,500
7.25% 8/1/19	780,000	850,200
9.375% 12/1/17	1,980,000	2,173,050
Chesapeake Energy Corp.:
6.125% 2/15/21	1,195,000	1,239,813
6.775% 3/15/19	780,000	780,000
6.875% 11/15/20	490,000	531,038
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	308,125
6.125% 7/15/22	705,000	756,994
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	750,000	706,875
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	590,000	612,125
Denbury Resources, Inc. 6.375% 8/15/21	1,285,000	1,407,075
Energy Transfer Equity LP 7.5% 10/15/20	1,425,000	1,645,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	645,000	699,825
9.375% 5/1/20	1,915,000	2,159,163
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,472,000	1,538,240
Exterran Holdings, Inc. 7.25% 12/1/18	2,320,000	2,450,616
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,575,300
Forest Oil Corp. 7.5% 9/15/20 (d)	1,515,000	1,590,750
Frontier Oil Corp. 6.875% 11/15/18	620,000	666,500
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20	555,000	579,975
8% 9/1/17	1,155,000	1,238,738
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	2,025,000	2,222,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	$ 905,000	$ 909,525
6.5% 5/15/19	1,270,000	1,292,225
7.75% 2/1/21	1,195,000	1,272,675
8.625% 4/15/20	1,515,000	1,651,350
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	675,000	698,625
Oil States International, Inc.:
5.125% 1/15/23 (d)	400,000	405,500
6.5% 6/1/19	1,480,000	1,576,200
Pan American Energy LLC 7.875% 5/7/21 (d)	740,000	643,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	1,155,000	1,253,175
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	1,345,000	1,452,600
Plains Exploration & Production Co. 6.125% 6/15/19	2,910,000	3,171,900
Precision Drilling Corp.:
6.5% 12/15/21	125,000	133,125
6.625% 11/15/20	2,630,000	2,827,250
Samson Investment Co. 9.75% 2/15/20 (d)	1,000,000	1,057,500
SESI LLC 7.125% 12/15/21	1,795,000	1,994,604
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	962,000	1,036,555
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)	145,000	149,713
6.375% 8/1/22 (d)	325,000	354,250
6.875% 2/1/21	455,000	498,225
7.875% 10/15/18	1,360,000	1,489,200
Tesoro Corp.:
4.25% 10/1/17	335,000	346,725
5.375% 10/1/22	375,000	399,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	115,000	120,175
WPX Energy, Inc.:
5.25% 1/15/17	360,000	381,600
6% 1/15/22	675,000	729,000
		54,037,107
Environmental - 0.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	985,000	1,036,713
Clean Harbors, Inc.:
5.125% 6/1/21 (d)	1,805,000	1,868,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
Clean Harbors, Inc.: - continued
5.25% 8/1/20	$ 390,000	$ 406,575
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,806,947
		5,118,410
Food & Drug Retail - 1.8%
Rite Aid Corp.:
9.25% 3/15/20	4,225,000	4,478,500
9.5% 6/15/17	5,530,000	5,778,850
		10,257,350
Food/Beverage/Tobacco - 0.7%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	1,455,000	1,538,663
Post Holdings, Inc. 7.375% 2/15/22 (d)	2,195,000	2,403,525
		3,942,188
Gaming - 3.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	2,550,000	2,754,000
MGM Mirage, Inc.:
6.625% 7/15/15	2,595,000	2,783,138
6.625% 12/15/21	1,090,000	1,090,000
6.75% 10/1/20 (d)	1,600,000	1,632,000
7.5% 6/1/16	1,285,000	1,384,588
7.625% 1/15/17	3,530,000	3,777,100
8.625% 2/1/19 (d)	1,110,000	1,232,100
10% 11/1/16	1,580,000	1,836,750
11.375% 3/1/18	1,145,000	1,391,175
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	1,960,000	2,082,500
7.75% 8/15/20	395,000	450,300
		20,413,651
Healthcare - 4.7%
CDRT Holding Corp. 9.25% 10/1/17 pay-in-kind (d)	1,425,000	1,460,625
DaVita, Inc. 5.75% 8/15/22	1,610,000	1,696,538
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	572,688
8.75% 3/15/18 (d)	60,000	66,600
9.875% 4/15/18 (d)	255,000	265,200
Emergency Medical Services Corp. 8.125% 6/1/19	1,980,000	2,174,287
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	1,835,000	1,954,275
HealthSouth Corp.:
5.75% 11/1/24	855,000	867,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HealthSouth Corp.: - continued
7.25% 10/1/18	$ 1,845,000	$ 2,001,825
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,226,050
Mylan, Inc. 6% 11/15/18 (d)	240,000	265,067
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,070,000	1,160,950
7.5% 2/15/20	820,000	899,950
Rural/Metro Corp. 10.125% 7/15/19 (d)	425,000	401,625
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,855,000	3,033,438
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)	825,000	884,813
6.5% 7/15/16 (d)	1,365,000	1,434,956
6.875% 12/1/18 (d)	2,275,000	2,451,313
VPI Escrow Corp. 6.375% 10/15/20 (d)	1,235,000	1,313,670
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	2,100,000	2,031,750
		26,163,445
Homebuilders/Real Estate - 3.4%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (d)	285,000	292,838
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,344,000	1,466,707
D.R. Horton, Inc. 4.375% 9/15/22	610,000	622,200
KB Home:
7.25% 6/15/18	3,140,000	3,430,450
9.1% 9/15/17	510,000	592,875
Lennar Corp.:
4.75% 11/15/22 (d)	1,080,000	1,062,450
5.6% 5/31/15	295,000	314,175
6.95% 6/1/18	1,160,000	1,296,300
12.25% 6/1/17	1,440,000	1,929,600
Standard Pacific Corp.:
8.375% 5/15/18	5,110,000	5,927,573
8.375% 1/15/21	685,000	799,738
10.75% 9/15/16	1,100,000	1,366,750
		19,101,656
Hotels - 0.4%
Host Hotels & Resorts LP:
5.875% 6/15/19	945,000	1,032,413
9% 5/15/17	1,025,000	1,096,750
		2,129,163
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - 0.2%
Onex USI Aquisition Corp. 7.75% 1/15/21 (d)	$ 1,085,000	$ 1,068,725
Leisure - 1.7%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	2,505,000	2,642,775
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,780,000	2,024,750
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,295,000	1,369,463
7.5% 10/15/27	530,000	598,900
yankee 7.25% 6/15/16	2,310,000	2,610,300
		9,246,188
Metals/Mining - 2.2%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	565,000	573,475
CONSOL Energy, Inc. 8% 4/1/17	2,740,000	2,993,450
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	1,295,000	1,340,325
7% 11/1/15 (d)	5,135,000	5,391,750
Peabody Energy Corp. 6.25% 11/15/21	1,915,000	2,044,263
		12,343,263
Paper - 0.1%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	305,000	332,450
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	1,730,000	2,006,800
Services - 4.0%
Alliance Data Systems Corp. 5.25% 12/1/17 (d)	1,715,000	1,740,725
APX Group, Inc. 6.375% 12/1/19 (d)	1,625,000	1,612,813
ARAMARK Corp.:
3.8128% 2/1/15 (e)	1,780,000	1,773,325
8.5% 2/1/15	3,290,000	3,298,225
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(e)	1,250,000	1,278,125
FTI Consulting, Inc.:
6% 11/15/22 (d)	680,000	705,500
6.75% 10/1/20	2,955,000	3,161,850
Hertz Corp.:
6.75% 4/15/19	635,000	692,944
6.75% 4/15/19 (d)	1,135,000	1,238,569
7.5% 10/15/18	5,030,000	5,558,150
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	1,410,000	1,455,825
		22,516,051
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 0.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 1,030,000	$ 1,024,850
Steel - 1.7%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	1,490,000	1,348,450
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	1,215,000	1,269,675
Severstal Columbus LLC 10.25% 2/15/18	3,655,000	3,837,750
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)	485,000	514,100
6.75% 4/1/15	1,080,000	1,093,500
7.625% 3/15/20	1,510,000	1,672,325
		9,735,800
Super Retail - 1.3%
Claire's Stores, Inc. 9% 3/15/19 (d)	1,285,000	1,371,738
J. Crew Group, Inc. 8.125% 3/1/19	1,685,000	1,781,888
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	3,430,000	3,807,300
		6,960,926
Technology - 2.7%
First Data Corp. 6.75% 11/1/20 (d)	1,960,000	1,979,600
GrafTech International Ltd. 6.375% 11/15/20 (d)	490,000	507,150
IAC/InterActiveCorp 4.75% 12/15/22 (d)	670,000	672,479
NCR Corp. 4.625% 2/15/21 (d)	1,295,000	1,295,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)	1,175,000	1,227,875
Sanmina-SCI Corp. 7% 5/15/19 (d)	3,180,000	3,235,650
Spansion LLC 7.875% 11/15/17	2,945,000	2,974,450
SunGard Data Systems, Inc. 7.375% 11/15/18	705,000	754,350
Viasystems, Inc. 7.875% 5/1/19 (d)	845,000	828,100
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)	1,095,000	1,160,700
13.375% 10/15/19 (d)	585,000	618,638
		15,253,992
Telecommunications - 6.5%
Altice Financing SA 7.875% 12/15/19 (d)	250,000	264,375
Altice Finco SA 9.875% 12/15/20 (d)	270,000	290,925
Crown Castle International Corp. 5.25% 1/15/23 (d)	930,000	995,100
Digicel Group Ltd.:
7% 2/15/20 (d)	200,000	214,000
8.25% 9/1/17 (d)	2,560,000	2,720,000
8.25% 9/30/20 (d)	1,945,000	2,139,500
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	1,165,000	1,202,863
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
7.25% 4/1/19	$ 1,590,000	$ 1,709,250
7.25% 10/15/20 (d)	1,135,000	1,231,475
7.5% 4/1/21	1,780,000	1,958,000
Intelsat Luxembourg SA:
11.25% 2/4/17	1,450,000	1,533,375
11.5% 2/4/17 pay-in-kind (e)	5,308,936	5,640,745
SBA Communications Corp. 5.625% 10/1/19 (d)	815,000	855,750
Sprint Capital Corp. 6.875% 11/15/28	540,000	561,600
Sprint Nextel Corp.:
6% 12/1/16	2,650,000	2,881,875
6% 11/15/22	2,165,000	2,213,713
7% 8/15/20	1,625,000	1,775,313
9% 11/15/18 (d)	625,000	771,875
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	2,555,000	2,682,750
TW Telecom Holdings, Inc. 5.375% 10/1/22 (d)	975,000	1,026,188
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	1,075,000	1,035,777
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20	1,370,000	1,532,688
10.125% 7/1/20	575,000	655,500
		35,892,637
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	685,000	750,075
TOTAL NONCONVERTIBLE BONDS (Cost $427,455,771)		461,837,951
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e) (Cost $341,721)	513,190	286,104
Common Stocks - 0.3%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	0*	400,725
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f)	144,445	$ 1,025,560
TOTAL COMMON STOCKS (Cost $6,418,618)		1,426,285
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
Automotive - 0.4%
General Motors Co. 4.75%	53,000	2,338,890
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Goldman Sachs Group, Inc. 5.95% (a)	62,440	1,559,751
TOTAL PREFERRED STOCKS (Cost $4,110,867)		3,898,641
Floating Rate Loans - 7.7%
	Principal Amount
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan 5.25% 10/18/18 (e)	$ 1,810,000	1,825,838
Tranche B 2LN, term loan 4.25% 4/18/16 (e)	450,000	450,563
Tranche B, term loan 5.5% 4/20/17 (e)	2,656,797	2,686,686
US Airways Group, Inc. term loan 2.7117% 3/23/14 (e)	4,037,592	3,987,122
		8,950,209
Automotive - 0.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	2,073,425	2,114,894
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (e)	1,626,554	1,488,297
Tranche C, term loan 2.1475% 12/27/15 (e)	965,207	883,165
		4,486,356
Broadcasting - 0.4%
Univision Communications, Inc. term loan 4.4617% 3/31/17 (e)	2,573,454	2,509,117
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (e)	$ 1,199,421	$ 1,212,914
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (e)	1,065,000	1,065,000
		2,277,914
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (e)	1,202,793	1,217,828
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	920,000	924,600
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	1,710,000	1,712,223
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (e)	690,120	703,922
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	145,000	146,276
		2,562,421
Environmental - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (e)	285,000	287,850
Food & Drug Retail - 0.3%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	1,934,120	1,938,955
Gaming - 0.1%
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (e)	290,000	292,552
Healthcare - 0.3%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	1,133,919	1,141,006
Valeant Pharmaceuticals International Tranche B, term loan:
4.25% 2/13/19 (e)	185,000	185,000
4.25% 9/16/19 (e)	490,000	493,675
		1,819,681
Insurance - 0.8%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (e)	1,683,977	1,705,027
Tranche 2LN, term loan 9% 5/24/19 (e)	1,072,293	1,096,420
Floating Rate Loans - continued
	Principal Amount	Value
Insurance - continued
Asurion Corp.: - continued
Tranche B-1 1LN, term loan 4.75% 7/23/17 (e)	$ 537,656	$ 540,345
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	1,100,000	1,166,000
		4,507,792
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 5/16/20	585,000	585,000
Tranche B 1LN, term loan 11/16/19	1,090,000	1,098,175
		1,683,175
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	1,251,863	1,261,251
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	665,000	665,000
Services - 0.0%
ARAMARK Corp. Tranche C, term loan 3.5662% 7/26/16 (e)	90,000	90,675
Steel - 0.3%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,427,394	1,441,668
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	1,455,000	1,455,000
Technology - 0.4%
First Data Corp. term loan 4.2107% 3/24/18 (e)	630,000	598,500
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	1,533,774	1,539,526
		2,138,026
Telecommunications - 0.4%
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (e)	605,000	604,244
Tranche B, term loan 4.5% 4/2/18 (e)	615,000	620,412
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/7/18 (e)	1,255,000	1,251,863
		2,476,519
TOTAL FLOATING RATE LOANS (Cost $41,746,022)		42,986,589
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b) (Cost $38,416,369)	38,416,369	$ 38,416,369
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $518,489,368)		548,851,939
NET OTHER ASSETS (LIABILITIES) - 1.3%		7,077,562
NET ASSETS - 100%		$ 555,929,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,926,665 or 27.5% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,025,560 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
* Amount represents less than 1 share
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,113
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,364,450	$ 2,338,890	$ -	$ 1,025,560
Financials	1,559,751	1,559,751	-	-
Telecommunication Services	400,725	-	-	400,725
Corporate Bonds	461,837,951	-	461,837,951	-
Commercial Mortgage Securities	286,104	-	-	286,104
Floating Rate Loans	42,986,589	-	42,986,589	-
Money Market Funds	38,416,369	38,416,369	-	-
Total Investments in Securities:	$ 548,851,939	$ 42,315,010	$ 504,824,540	$ 1,712,389
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $515,159,050. Net unrealized appreciation aggregated $33,692,889, of which $39,835,507 related to appreciated investment securities and $6,142,618 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2012

1.842162.106

CDCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AUTO COMPONENTS - 2.2%
Auto Parts & Equipment - 2.2%
BorgWarner, Inc. (a)	100,900	$ 7,226,458
Delphi Automotive PLC (a)	326,183	12,476,500
Tenneco, Inc. (a)	88,404	3,103,864
		22,806,822
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Owens Corning (a)	110,400	4,083,696
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Office Services & Supplies - 0.8%
Interface, Inc.	502,765	8,084,461
DISTRIBUTORS - 1.8%
Distributors - 1.8%
LKQ Corp. (a)	843,734	17,802,787
HOTELS, RESTAURANTS & LEISURE - 13.5%
Casinos & Gaming - 1.0%
Las Vegas Sands Corp.	210,824	9,731,636
Hotels, Resorts & Cruise Lines - 1.2%
Wyndham Worldwide Corp.	222,765	11,853,326
Restaurants - 11.3%
Buffalo Wild Wings, Inc. (a)	90,500	6,590,210
Domino's Pizza, Inc.	395,400	17,219,670
McDonald's Corp.	267,293	23,577,916
Panera Bread Co. Class A (a)	30,100	4,780,783
Starbucks Corp.	473,304	25,378,560
Yum! Brands, Inc.	570,232	37,863,405
		115,410,544
TOTAL HOTELS, RESTAURANTS & LEISURE		136,995,506
HOUSEHOLD DURABLES - 3.0%
Housewares & Specialties - 3.0%
Jarden Corp.	280,791	14,516,895
Newell Rubbermaid, Inc.	380,200	8,467,054
Tupperware Brands Corp.	124,119	7,956,028
		30,939,977
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 5.0%
Catalog Retail - 1.9%
Liberty Media Corp. Interactive Series A (a)	994,777	$ 19,577,211
Internet Retail - 3.1%
Amazon.com, Inc. (a)	48,791	12,253,372
priceline.com, Inc. (a)	29,826	18,527,911
		30,781,283
TOTAL INTERNET & CATALOG RETAIL		50,358,494
LEISURE EQUIPMENT & PRODUCTS - 1.6%
Leisure Products - 1.6%
Brunswick Corp.	569,300	16,560,937
MEDIA - 25.5%
Broadcasting - 1.5%
Discovery Communications, Inc. (a)	234,000	14,854,320
Cable & Satellite - 11.4%
Comcast Corp. Class A	2,262,708	84,580,025
DIRECTV (a)	364,166	18,266,567
Sirius XM Radio, Inc. (d)	4,697,165	13,574,807
		116,421,399
Movies & Entertainment - 12.6%
News Corp. Class A	1,630,762	41,649,661
The Walt Disney Co.	1,048,602	52,209,894
Time Warner, Inc.	722,636	34,563,680
		128,423,235
TOTAL MEDIA		259,698,954
MULTILINE RETAIL - 6.0%
General Merchandise Stores - 6.0%
Dollar General Corp. (a)	460,925	20,322,183
Dollar Tree, Inc. (a)	436,199	17,692,231
Target Corp.	387,476	22,926,955
		60,941,369
SPECIALTY RETAIL - 29.3%
Apparel Retail - 6.6%
Abercrombie & Fitch Co. Class A	210,500	10,097,685
Ascena Retail Group, Inc. (a)	571,752	10,571,694
Limited Brands, Inc.	302,534	14,237,250
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
Ross Stores, Inc.	291,255	$ 15,771,458
TJX Companies, Inc.	383,684	16,287,386
		66,965,473
Automotive Retail - 4.8%
AutoZone, Inc. (a)	36,029	12,769,758
CarMax, Inc. (a)	520,159	19,526,769
O'Reilly Automotive, Inc. (a)	185,125	16,553,878
		48,850,405
Home Improvement Retail - 3.5%
Lowe's Companies, Inc.	1,010,169	35,881,203
Homefurnishing Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	215,762	12,063,253
Williams-Sonoma, Inc.	297,731	13,031,686
		25,094,939
Specialty Stores - 11.9%
Cabela's, Inc. Class A (a)	174,200	7,272,850
Dick's Sporting Goods, Inc.	373,728	17,000,887
Hibbett Sports, Inc. (a)	160,000	8,432,000
PetSmart, Inc.	281,959	19,269,078
Sally Beauty Holdings, Inc. (a)	609,300	14,361,201
Signet Jewelers Ltd.	328,000	17,515,200
Tiffany & Co., Inc.	223,132	12,794,389
Tractor Supply Co.	148,472	13,118,986
Ulta Salon, Cosmetics & Fragrance, Inc.	109,471	10,756,620
		120,521,211
TOTAL SPECIALTY RETAIL		297,313,231
TEXTILES, APPAREL & LUXURY GOODS - 8.8%
Apparel, Accessories & Luxury Goods - 5.5%
Hanesbrands, Inc. (a)	380,794	13,640,041
PVH Corp.	185,882	20,634,761
Ralph Lauren Corp.	57,001	8,545,590
VF Corp.	84,911	12,819,014
		55,639,406
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 3.3%
NIKE, Inc. Class B	535,098	$ 27,611,057
Wolverine World Wide, Inc.	158,700	6,503,526
		34,114,583
TOTAL TEXTILES, APPAREL & LUXURY GOODS		89,753,989
TOTAL COMMON STOCKS (Cost $885,122,608)		995,340,223
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.18% (b)	34,723,428	34,723,428
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,982,900	11,982,900
TOTAL MONEY MARKET FUNDS (Cost $46,706,328)		46,706,328
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $931,828,936)		1,042,046,551
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(25,554,239)
NET ASSETS - 100%		$ 1,016,492,312
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,076
Fidelity Securities Lending Cash Central Fund	6,826
Total	$ 11,902
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $936,755,574. Net unrealized appreciation aggregated $105,290,977, of which $128,161,748 related to appreciated investment securities and $22,870,771 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2012

1.811346.108

FR1-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 88.9%
	Principal Amount	Value
Aerospace - 0.8%
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (e)	$ 4,260,000	$ 4,281,300
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	8,365,537	8,386,451
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	494,338	493,102
		13,160,853
Air Transportation - 1.6%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	5,783,682	5,848,749
Northwest Airlines Corp.:
Tranche A, term loan 2.06% 12/31/18 (e)	2,667,303	2,480,592
Tranche B, term loan 3.81% 12/22/13 (e)	954,329	944,785
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	2,833,207	2,826,124
US Airways Group, Inc. term loan 2.7117% 3/23/14 (e)	13,543,985	13,374,685
		25,474,935
Automotive - 1.4%
AM General LLC Tranche B, term loan 3.2074% 9/30/13 (e)	1,048,681	1,017,221
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	9,614,464	9,806,753
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (e)	4,321,132	4,337,336
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (e)	5,046,427	4,617,481
Tranche C, term loan 2.1475% 12/27/15 (e)	2,574,546	2,355,710
		22,134,501
Broadcasting - 2.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8617% 1/29/16 (e)	6,031,131	4,960,605
Clear Channel Communications, Inc. Tranche A, term loan 3.6117% 7/30/14 (e)	10,274,433	9,940,514
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (e)	2,942,625	2,972,051
Univision Communications, Inc. term loan 4.4617% 3/31/17 (e)	20,495,871	19,983,474
VNU, Inc. Tranche C, term loan 3.463% 5/1/16 (e)	8,255,005	8,285,961
		46,142,605
Building Materials - 0.9%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	2,022,497	2,032,609
Floating Rate Loans (g) - continued
	Principal Amount	Value
Building Materials - continued
CPG International I, Inc. term loan 5.75% 9/21/19 (e)	$ 2,254,350	$ 2,259,986
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	9,417,675	9,665,360
		13,957,955
Cable TV - 3.1%
Cequel Communications LLC Tranche B, term loan 4.0031% 2/14/19 (e)	9,825,638	9,874,766
CSC Holdings, Inc. Tranche B 3LN, term loan 3.2117% 3/29/16 (e)	6,113,738	6,144,307
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	4,167,000	4,203,461
UPC Broadband Holding BV:
Tranche T, term loan 3.7135% 12/31/16 (e)	355,921	356,366
Tranche X, term loan 3.7135% 12/31/17 (e)	5,113,627	5,113,627
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (e)	15,748,344	15,905,827
Zayo Group LLC Tranche B, term loan 5.25% 7/2/19 (e)	6,974,975	7,044,725
		48,643,079
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (e)	2,910,673	2,947,056
Chemicals - 1.8%
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	7,905,279	7,944,805
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (e)	11,225,175	11,337,427
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	8,351,888	8,456,286
		27,738,518
Consumer Products - 1.8%
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.47% 10/26/14 (e)	3,860,000	3,667,000
Tranche B 1LN, term loan 2.22% 4/26/14 (e)	14,730,053	14,361,802
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	4,632,027	4,655,187
Wilsonart LLC Tranche B, term loan 5.5% 10/31/19 (e)	5,775,000	5,803,875
		28,487,864
Containers - 1.4%
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (e)	2,805,000	2,812,013
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	4,294,238	4,294,238
Floating Rate Loans (g) - continued
	Principal Amount	Value
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	$ 11,962,500	$ 12,097,078
Tricorbraun, Inc. Tranche B, term loan 5.5025% 4/30/18 (e)	2,114,700	2,135,847
		21,339,176
Diversified Financial Services - 2.7%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (e)	3,000,000	3,045,000
American Capital Ltd. Tranche B, term loan 5.5% 8/22/16 (e)	3,750,000	3,787,500
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	4,075,000	4,095,375
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (e)	4,819,000	4,831,048
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,010,000
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	7,355,000	7,355,000
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	4,962,500	5,012,125
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	9,975,000	10,074,750
Tranche B, term loan 4.75% 10/1/18 (e)	1,995,000	2,014,950
		42,225,748
Diversified Media - 0.8%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.57% 5/31/14 (e)	11,940,064	10,178,904
Catalina Marketing Corp. term loan 5.7097% 10/1/17 (e)	1,020,000	1,027,650
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (e)	1,645,000	1,653,225
		12,859,779
Electric Utilities - 5.3%
Calpine Corp. Tranche B 3LN, term loan 4.5% 10/9/19 (e)	4,822,913	4,871,142
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	2,000,000	2,040,000
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	2,856,475	2,885,040
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (e)	9,957,753	10,107,120
GWF Energy Holdings LLC Tranche B, term loan 4.5% 12/13/18 (e)	4,320,000	4,260,600
Floating Rate Loans (g) - continued
	Principal Amount	Value
Electric Utilities - continued
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.561% 12/15/14 (e)	$ 8,418,353	$ 8,376,261
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7458% 10/10/14 (e)	23,502,894	17,715,307
4.7458% 10/10/17 (e)	44,904,000	30,254,070
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,831,181	2,873,649
		83,383,189
Energy - 6.7%
Alon USA Partners LP term loan 9.25% 11/13/18 (e)	4,002,778	4,022,792
CCS, Inc. Tranche B, term loan 3.209% 11/14/14 (e)	9,365,534	9,189,930
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	11,075,000	11,089,398
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	18,530,000	18,622,650
EP Energy LLC term loan 4.5% 4/30/19 (e)	2,000,000	2,015,000
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (e)	9,890,000	9,939,450
FTS International, LLC Tranche B, term loan 8.5% 5/6/16 (e)	2,547,526	2,108,078
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	9,510,000	9,628,875
MRC Global, Inc. Tranche B, term loan 6.2525% 11/9/19 (e)	9,600,938	9,636,941
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	11,080,000	11,246,200
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	4,413,780	4,391,711
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	4,390,000	4,428,632
Vantage Drilling Co. Tranche B, term loan 6.25% 10/25/17 (e)	5,702,813	5,688,555
Venoco, Inc. Tranche 2LN, term loan 8.5% 6/30/17 (e)	3,625,000	3,706,563
		105,714,775
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (e)	6,500,000	6,565,000
Phoenix Services Tranche B, term loan 7.75% 6/30/17 (e)	3,650,000	3,668,250
		10,233,250
Floating Rate Loans (g) - continued
	Principal Amount	Value
Food & Drug Retail - 3.2%
Fairway Group Acquisition Co. Tranche B, term loan 8.25% 8/17/18 (e)	$ 4,713,188	$ 4,754,428
Ferrara Candy Co., Inc. Tranche B, term loan 7.5068% 6/18/18 (e)	3,980,000	4,019,800
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	2,395,820	2,401,810
Grocery Outlet, Inc. Tranche B 1LN, term loan 7% 12/17/18 (e)	7,195,000	7,159,025
Rite Aid Corp. Tranche ABL, term loan 1.97% 6/4/14 (e)	8,285,981	8,234,194
Smart and Final CC Intermediate Holdings, Inc.:
Tranche 2LN, term loan 10.5% 11/15/20 (e)	2,410,000	2,385,900
Tranche B 1LN, term loan 5.75% 11/15/19 (e)	7,695,000	7,666,144
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	13,073,790	13,188,186
		49,809,487
Food/Beverage/Tobacco - 0.6%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	2,000,000	2,022,500
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,935,000	1,964,025
OSI Restaurant Partners LLC Tranche B, term loan 4.8% 10/26/19 (e)	6,105,000	6,166,050
		10,152,575
Gaming - 4.9%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	4,193,313	4,235,246
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	4,960,728	3,869,368
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	12,210,000	12,545,775
Greektown Superholdings, Inc. Tranche B 1LN, term loan 12/17/18	5,680,000	5,680,000
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	5,704,491	5,775,797
Tranche B 6LN, term loan 5.4597% 1/28/18 (e)	6,926,682	6,208,385
Kerzner International Ltd.:
term loan 10.5% 9/1/13 (e)	13,486,891	12,542,808
Tranche DD, term loan 10.5% 9/1/13 (e)	7,197,543	6,693,715
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (e)	8,265,000	8,337,732
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (e)	6,478,763	6,535,776
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - continued
Station Casinos LLC Tranche B1, term loan 3.2117% 6/16/18 (e)	$ 1,846,356	$ 1,800,197
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	3,305,000	3,288,475
		77,513,274
Healthcare - 7.4%
Alkermes, Inc. term loan 4.5% 9/25/19 (e)	857,850	866,429
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (e)	2,890,000	2,918,900
Tranche B 1LN, term loan 5.5% 10/24/19 (e)	4,775,000	4,822,750
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (e)	7,905,275	7,964,565
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (e)	12,071,399	12,131,756
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	8,466,172	7,937,036
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	5,217,977	5,250,590
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (e)	6,102,564	5,797,436
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	4,372,671	4,405,466
HCA, Inc. Tranche B 2LN, term loan 3.6123% 3/31/17 (e)	31,206,869	31,325,455
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	5,626,584	5,429,653
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	3,331,650	3,369,131
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (e)	1,860,254	1,871,973
PRA International Tranche B 1LN, term loan 6.5% 12/10/18 (e)	7,260,000	7,241,850
Sage Products Holdings III, LLC Tranche 1LN, term loan 5.25% 12/13/19 (e)	4,730,000	4,753,650
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	3,572,050	3,607,771
Tranche 2LN, term loan 9% 6/29/19 (e)	3,590,000	3,625,900
United Surgical Partners International, Inc. term loan 6% 4/3/19 (e)	3,473,800	3,499,854
		116,820,165
Homebuilders/Real Estate - 0.4%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4597% 11/9/16 (e)	594,283	595,769
CB Richard Ellis Services, Inc. Tranche C, term loan 3.4671% 3/4/18 (e)	2,892,336	2,892,336
Floating Rate Loans (g) - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (e)	$ 1,370,405	$ 1,322,441
Credit-Linked Deposit 4.4643% 10/10/16 (e)	114,002	114,572
term loan 4.461% 10/10/16 (e)	1,576,056	1,583,936
		6,509,054
Hotels - 0.1%
Kerzner International Holdings Ltd. term loan 10.5% 9/1/13 (e)	1,513,957	1,407,980
Insurance - 3.0%
AmWINS Group, Inc. Tranche 2LN, term loan 9.25% 12/6/19 (e)	5,135,000	5,173,513
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (e)	23,408,625	23,701,233
Tranche 2LN, term loan 9% 5/24/19 (e)	9,553,885	9,768,848
CNO Financial Group, Inc. Tranche B 2LN, term loan 5% 9/28/18 (e)	2,414,083	2,441,241
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	5,130,000	5,437,800
		46,522,635
Leisure - 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	6,954,632	7,006,792
Equinox Holdings, Inc.:
Tranche 2LN, term loan 5/16/20	2,400,000	2,400,000
Tranche B 1LN, term loan 11/16/19	7,205,000	7,259,038
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (e)	6,625,021	6,724,396
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,712,875	3,740,722
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (e)	10,350,438	10,453,942
		37,584,890
Metals/Mining - 3.6%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	14,233,489	14,375,823
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	2,513,136	2,500,570
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	28,927,500	29,144,456
Floating Rate Loans (g) - continued
	Principal Amount	Value
Metals/Mining - continued
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	$ 1,785,663	$ 1,781,199
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (e)	7,957,241	7,997,027
		55,799,075
Publishing/Printing - 1.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	7,250,000	7,250,000
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	2,218,238	2,223,783
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,762,451	2,755,545
Thomson Learning Tranche B, term loan 2.72% 7/5/14 (e)	5,430,677	4,330,965
		16,560,293
Restaurants - 1.2%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	4,019,925	4,050,074
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	8,426,275	8,500,005
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	5,734,897	5,763,571
		18,313,650
Services - 1.4%
ARAMARK Corp.:
Credit-Linked Deposit 3.4643% 7/26/16 (e)	197,573	198,067
Tranche B, term loan 3.4617% 7/26/16 (e)	3,008,972	3,016,494
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	3,837,738	3,847,332
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	2,700,000	2,733,750
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	5,717,202	5,602,857
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	1,828,744	1,828,744
SymphonyIRI Group, Inc. Tranche B, term loan 5.0025% 12/1/17 (e)	4,388,571	4,394,276
		21,621,520
Shipping - 0.2%
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (e)	3,457,267	3,491,840
Floating Rate Loans (g) - continued
	Principal Amount	Value
Specialty Retailing - 0.2%
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	$ 2,892,273	$ 2,892,273
Steel - 0.4%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (e)	5,117,175	5,040,417
FR Acquisition Holding Corp. Ltd. Tranche B, term loan 5.5% 6/30/17 (e)	1,435,000	1,449,350
		6,489,767
Super Retail - 3.0%
Academy Ltd. Tranche B, term loan 4.75% 8/3/18 (e)	5,892,504	5,921,967
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (e)	4,195,000	4,252,681
Tranche 2LN, term loan 9.75% 3/26/20 (e)	1,890,000	1,937,250
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (e)	2,926,767	2,948,718
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (e)	13,695,675	13,832,632
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	6,675,500	6,725,566
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,240,062	12,286,574
		47,905,388
Technology - 15.0%
Ancestry.com, Inc. Tranche B, term loan 7% 12/13/18 (e)	14,200,000	13,703,000
Avaya, Inc.:
term loan 3.0615% 10/27/14 (e)	8,548,053	8,323,667
Tranche B 3LN, term loan 4.8115% 10/26/17 (e)	22,423,850	19,732,988
Ceridian Corp. Tranche B, term loan 5.959% 5/10/17 (e)	6,853,531	6,853,531
CompuCom Systems, Inc. Tranche 1LN, term loan 6.5% 10/4/18 (e)	5,800,000	5,814,500
Fibertech Networks, LLC Tranche B, term loan 5.75% 11/26/19 (e)	4,320,000	4,320,000
First Data Corp.:
term loan 4.2107% 3/24/18 (e)	17,997,000	17,097,150
Tranche 1LN, term loan 5.2107% 9/24/18 (e)	5,500,000	5,396,875
Tranche D, term loan 5.2107% 3/24/17 (e)	36,896,917	36,205,100
Freescale Semiconductor, Inc. term loan 4.4635% 12/1/16 (e)	26,622,247	26,089,802
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	14,009,537	14,062,072
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (e)	$ 16,840,000	$ 16,840,000
Tranche B 1LN, term loan 5.5% 10/30/19 (e)	10,525,000	10,630,250
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	12,967,500	13,081,614
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	1,182,563	1,167,781
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	16,034,258	16,154,515
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	5,977,164	6,126,593
Tranche C, term loan 4.75% 1/11/20 (e)	4,790,000	4,795,988
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	2,892,307	2,906,768
Serena Software, Inc. term loan 4.211% 3/10/16 (e)	4,183,667	4,178,437
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,480,000	2,498,600
		235,979,231
Telecommunications - 8.8%
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	3,325,000	3,341,625
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	5,592,263	5,620,224
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,510,000	5,317,150
Tranche D, term loan 3.8125% 3/31/15 (e)	28,698,743	28,411,756
FairPoint Communications, Inc. term loan 6.4495% 1/24/16 (e)	20,830,510	20,049,365
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (e)	30,992,189	30,953,449
Tranche B, term loan 4.5% 4/2/18 (e)	3,589,579	3,621,167
Level 3 Financing, Inc. Tranche B, term loan 5.25% 8/1/19 (e)	11,285,000	11,397,850
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	5,936,901	5,936,901
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/7/18 (e)	9,465,000	9,441,338
Floating Rate Loans (g) - continued
	Principal Amount	Value
Telecommunications - continued
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	$ 11,931,788	$ 12,170,424
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	1,245,500	1,279,751
		137,541,000
TOTAL FLOATING RATE LOANS (Cost $1,366,483,494)		1,397,357,380
Nonconvertible Bonds - 4.5%

Banks & Thrifts - 0.4%
Ally Financial, Inc. 3.51% 2/11/14 (e)	2,382,000	2,429,640
GMAC LLC 2.5105% 12/1/14 (e)	3,582,000	3,573,045
		6,002,685
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19 (d)	1,807,000	1,648,888
Building Materials - 0.4%
CEMEX SA de CV 5.311% 9/30/15 (d)(e)	5,500,000	5,500,000
Diversified Financial Services - 0.2%
MU Finance PLC 8.375% 2/1/17 (d)	3,059,447	3,304,202
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	1,985,000	2,213,275
Gaming - 0.6%
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)	8,390,769	4,971,530
Harrah's Operating Co., Inc. 11.25% 6/1/17	4,274,000	4,583,865
		9,555,395
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,945,910
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,232,000	2,294,720
Publishing/Printing - 0.1%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	2,917,000	1,225,140
Services - 0.2%
ARAMARK Corp. 3.8128% 2/1/15 (e)	3,688,000	3,674,170
Technology - 1.2%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	6,534,833	5,816,001
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. 4.183% 12/15/14 (e)	$ 11,433,000	$ 11,261,505
Spansion LLC 7.875% 11/15/17	1,314,000	1,327,140
		18,404,646
Telecommunications - 0.9%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	766,688
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	6,159,000	6,620,925
Clearwire Escrow Corp. 12% 12/1/15 (d)	6,041,000	6,463,870
		13,851,483
TOTAL NONCONVERTIBLE BONDS (Cost $69,984,184)		70,620,514
Common Stocks - 0.7%
	Shares
Chemicals - 0.3%
LyondellBasell Industries NV Class A	83,592	4,772,267
Electric Utilities - 0.0%
Bicent Power LLC:
warrants 8/21/22 (a)	3,002	0
warrants 8/21/22 (a)	1,851	0
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	108,836	1
warrants 4/27/22 (a)(f)	111,801	1
warrants 4/27/22 (a)(f)	88,302	1
Class A (f)	3,314,545	3,198,536
		3,198,539
Publishing/Printing - 0.2%
Tribune Co. Class A (a)	56,422	2,736,467
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	51,778	411,117
TOTAL COMMON STOCKS (Cost $6,432,487)		11,118,390
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	$ 29
Tribune Co. Claim	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.18% (b) (Cost $92,437,090)	92,437,090	92,437,090
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,535,382,690)		1,571,578,809
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474,790)
NET ASSETS - 100%		$ 1,571,104,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,222,013 or 2.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,198,539 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants: 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 1,195,848

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,148
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,935,006	$ 2,736,467	$ -	$ 3,198,539
Materials	4,772,267	4,772,267	-	-
Telecommunication Services	411,117	411,117	-	-
Utilities	-	-	-	-
Floating Rate Loans	1,397,357,380	-	1,393,488,012	3,869,368
Corporate Bonds	70,620,514	-	70,620,514	-
Other	45,435	-	-	45,435
Money Market Funds	92,437,090	92,437,090	-	-
Total Investments in Securities:	$ 1,571,578,809	$ 100,356,941	$ 1,464,108,526	$ 7,113,342
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,503,633,753. Net unrealized appreciation aggregated $67,945,056, of which $77,424,917 related to appreciated investment securities and $9,479,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2012

1.859212.105

INTCEN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 5.3%
Australia & New Zealand Banking Group Ltd.	729,135	$ 19,202,866
Caltex Australia Ltd.	74,704	1,506,754
Commonwealth Bank of Australia	310,308	20,209,251
CSL Ltd.	126,407	7,136,600
Newcrest Mining Ltd.	500,000	11,696,345
Westfield Group unit	1,032,567	11,403,527
Woodside Petroleum Ltd.	182,217	6,493,309
TOTAL AUSTRALIA		77,648,652
Austria - 1.0%
Erste Bank AG (a)	461,900	14,685,913
Bailiwick of Jersey - 0.6%
Atrium European Real Estate Ltd.	920,641	5,417,933
Delphi Automotive PLC (a)	81,100	3,102,075
TOTAL BAILIWICK OF JERSEY		8,520,008
Belgium - 2.2%
Anheuser-Busch InBev SA NV	157,016	13,673,668
KBC Groupe SA	532,307	18,552,088
TOTAL BELGIUM		32,225,756
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	398,000	2,458,447
Vostok Nafta Investment Ltd. SDR	1,464,200	4,398,937
TOTAL BERMUDA		6,857,384
Brazil - 0.4%
Qualicorp SA (a)	555,000	5,818,222
Canada - 2.1%
Copper Mountain Mining Corp. (a)	1,750,000	6,914,145
Goldcorp, Inc.	300,000	11,029,456
Suncor Energy, Inc.	101,100	3,324,601
Turquoise Hill Resources Ltd. (a)	1,000,000	7,640,495
Valeant Pharmaceuticals International, Inc. (Canada) (a)	27,600	1,646,511
TOTAL CANADA		30,555,208
Cayman Islands - 0.3%
Baidu.com, Inc. sponsored ADR (a)	48,600	4,874,094
China - 0.4%
Industrial & Commercial Bank of China Ltd. (H Shares)	7,469,000	5,390,952
Denmark - 1.7%
Carlsberg A/S Series B	15,500	1,527,005
Common Stocks - continued
	Shares	Value
Denmark - continued
FLSmidth & Co. A/S	71,700	$ 4,176,021
Jyske Bank A/S (Reg.) (a)	131,885	3,680,095
Novo Nordisk A/S Series B	94,824	15,440,823
TOTAL DENMARK		24,823,944
Finland - 0.6%
Nokian Tyres PLC	47,700	1,910,723
Sampo Oyj (A Shares)	226,900	7,348,306
TOTAL FINLAND		9,259,029
France - 9.3%
Alstom SA	245,295	9,881,442
Arkema SA	100,000	10,499,857
Atos Origin SA	45,442	3,191,246
BNP Paribas SA	225,120	12,816,085
Carrefour SA	81,561	2,099,977
Christian Dior SA	59,300	10,107,922
Danone SA	39,500	2,610,524
Dassault Systemes SA	30,300	3,387,760
EDF SA	126,300	2,340,402
GDF Suez	159,800	3,291,251
Ipsos SA	78,802	2,941,903
JCDecaux SA	96,600	2,305,741
Lafarge SA (Bearer)	150,000	9,685,839
Pernod Ricard SA	49,700	5,766,239
PPR SA	29,000	5,446,509
Remy Cointreau SA	26,406	2,903,706
Sanofi SA	274,703	26,050,043
Suez Environnement SA	162,421	1,959,253
Technip SA	71,700	8,291,095
VINCI SA	210,200	10,120,523
TOTAL FRANCE		135,697,317
Germany - 7.0%
BASF AG	275,000	26,003,967
Bayerische Motoren Werke AG (BMW)	76,314	7,426,189
Bilfinger Berger AG	38,787	3,760,842
CTS Eventim AG	106,293	3,745,374
Deutsche Boerse AG	164,800	10,105,858
E.ON AG	323,922	6,075,488
ElringKlinger AG	37,700	1,278,630
GEA Group AG	133,592	4,343,839
Kabel Deutschland Holding AG	56,200	4,229,925
Common Stocks - continued
	Shares	Value
Germany - continued
KUKA AG (a)	114,600	$ 4,209,796
MTU Aero Engines Holdings AG	47,500	4,334,831
RWE AG	115,000	4,769,907
SAP AG	134,023	10,777,141
Siemens AG	53,868	5,890,495
TAG Immobilien AG (d)	465,287	5,895,553
TOTAL GERMANY		102,847,835
Hong Kong - 2.0%
AIA Group Ltd.	2,672,600	10,600,428
Henderson Land Development Co. Ltd.	996,157	7,131,698
Sun Hung Kai Properties Ltd.	548,503	8,318,179
Wing Hang Bank Ltd.	350,515	3,692,083
TOTAL HONG KONG		29,742,388
India - 1.0%
Apollo Hospitals Enterprise Ltd.	213,976	3,085,977
Axis Bank Ltd.	241,396	6,057,014
Housing Development Finance Corp. Ltd. (a)	269,044	4,104,515
Opto Circuits India Ltd.	390,405	770,543
TOTAL INDIA		14,018,049
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	8,624,000	6,254,570
Ireland - 0.7%
Elan Corp. PLC sponsored ADR (a)	282,800	2,887,388
Prothena Corp. PLC (a)	6,439	47,198
Ryanair Holdings PLC sponsored ADR	195,100	6,688,028
TOTAL IRELAND		9,622,614
Israel - 0.1%
NICE Systems Ltd. sponsored ADR (a)	48,200	1,613,736
Italy - 3.2%
ENI SpA	802,600	19,661,699
Fiat Industrial SpA	256,700	2,812,294
Pirelli & C SpA	200,300	2,307,794
Prada SpA	303,200	2,946,127
Prysmian SpA	502,300	10,026,399
Saipem SpA	83,908	3,268,467
Telecom Italia SpA	5,861,400	5,316,678
TOTAL ITALY		46,339,458
Common Stocks - continued
	Shares	Value
Japan - 14.1%
ASAHI INTECC Co. Ltd.	55,200	$ 2,116,848
Astellas Pharma, Inc.	182,500	8,205,491
Canon, Inc. (d)	217,500	8,430,247
Credit Saison Co. Ltd.	134,100	3,354,199
Daito Trust Construction Co. Ltd.	43,700	4,130,091
Denso Corp.	91,600	3,189,898
Fast Retailing Co. Ltd.	19,900	5,078,696
Hirose Electric Co. Ltd.	19,700	2,358,865
Hitachi Ltd.	1,182,000	6,955,489
Honda Motor Co. Ltd.	325,700	12,062,181
INPEX Corp.	356	1,904,016
Japan Retail Fund Investment Corp.	2,656	4,882,433
Japan Tobacco, Inc.	205,200	5,796,772
JS Group Corp.	376,000	8,386,880
JSR Corp.	400,000	7,635,055
Kubota Corp.	855,000	9,830,274
Mitsubishi Estate Co. Ltd.	374,000	8,953,822
Mitsubishi Heavy Industries Ltd.	1,697,000	8,208,778
Mitsubishi UFJ Financial Group, Inc.	951,100	5,146,510
Murata Manufacturing Co. Ltd.	69,400	4,094,003
Nippon Telegraph & Telephone Corp.	118,700	4,997,623
Nissan Motor Co. Ltd.	420,500	3,990,074
NSK Ltd.	722,000	5,137,499
NTT DoCoMo, Inc.	4,204	6,060,151
ORIX Corp.	109,640	12,384,774
Osaka Gas Co. Ltd.	730,000	2,651,597
Rakuten, Inc.	418,800	3,265,992
Sawai Pharmaceutical Co. Ltd.	20,800	2,087,937
Ship Healthcare Holdings, Inc.	91,100	2,421,276
Softbank Corp.	175,000	6,412,216
Start Today Co. Ltd. (d)	242,400	2,249,147
Taiheiyo Cement Corp.	4,000,000	10,997,205
Tokio Marine Holdings, Inc.	387,800	10,803,825
Tokyo Gas Co. Ltd.	725,000	3,312,566
Totetsu Kogyo Co. Ltd.	219,000	3,000,293
Toyota Motor Corp.	88,100	4,113,930
Unicharm Corp.	53,900	2,800,891
TOTAL JAPAN		207,407,544
Korea (South) - 0.9%
DGB Financial Group Co. Ltd.	224,670	3,085,117
Hyundai Motor Co.	13,420	2,784,493
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kia Motors Corp.	22,032	$ 1,179,159
Mando Corp.	7,499	913,516
Samchully Co. Ltd.	11,485	1,348,383
Samsung Electronics Co. Ltd.	2,783	4,024,686
TOTAL KOREA (SOUTH)		13,335,354
Luxembourg - 0.1%
AZ Electronic Materials SA	168,300	968,319
Netherlands - 2.7%
AerCap Holdings NV (a)	269,900	3,703,028
ASML Holding NV (Netherlands)	80,311	5,150,636
Fugro NV (Certificaten Van Aandelen)	104,423	6,196,232
Gemalto NV	30,059	2,713,269
Heineken NV (Bearer)	51,600	3,459,444
Koninklijke KPN NV	497,715	2,461,361
Koninklijke Philips Electronics NV	406,100	10,753,604
Randstad Holding NV	141,900	5,266,918
TOTAL NETHERLANDS		39,704,492
Norway - 1.6%
Aker Solutions ASA	145,000	3,002,753
DnB NOR ASA	781,200	9,985,031
Gjensidige Forsikring ASA	350,849	5,041,898
Telenor ASA	282,400	5,750,181
TOTAL NORWAY		23,779,863
Philippines - 0.1%
Manila Water Co., Inc.	1,716,700	1,337,906
Portugal - 0.1%
Energias de Portugal SA	722,504	2,197,701
Singapore - 0.5%
United Overseas Bank Ltd.	411,000	6,742,061
South Africa - 0.1%
Adcock Ingram Holdings Ltd.	308,900	1,967,632
Spain - 2.5%
Gas Natural SDG SA	187,400	3,378,323
Grifols SA ADR	193,987	5,030,083
Iberdrola SA	766,500	4,280,674
Inditex SA	57,989	8,147,818
Repsol YPF SA	304,773	6,221,247
Repsol YPF SA rights 1/10/13 (a)	304,773	187,157
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	712,983	$ 9,653,111
Telefonica SA sponsored ADR	32,123	433,339
TOTAL SPAIN		37,331,752
Sweden - 2.5%
Avanza Bank Holding AB	132,163	2,676,763
H&M Hennes & Mauritz AB (B Shares)	226,030	7,833,531
Svenska Handelsbanken AB (A Shares)	214,300	7,704,490
Swedbank AB (A Shares)	691,800	13,590,668
Swedish Match Co. AB	129,600	4,350,662
Telefonaktiebolaget LM Ericsson (B Shares)	107,799	1,088,905
TOTAL SWEDEN		37,245,019
Switzerland - 6.3%
Nestle SA	328,904	21,458,839
Roche Holding AG:
(Bearer)	11,495	2,356,311
(participation certificate)	130,859	26,457,228
Schindler Holding AG (participation certificate)	45,773	6,621,330
Swatch Group AG (Bearer)	10,860	5,507,151
Swisscom AG	11,340	4,913,777
Syngenta AG (Switzerland)	30,000	12,119,590
UBS AG	867,710	13,578,691
TOTAL SWITZERLAND		93,012,917
Taiwan - 0.2%
Giant Manufacturing Co. Ltd.	569,000	3,259,539
United Kingdom - 21.4%
Aggreko PLC	210,500	6,007,369
Anglo American PLC (United Kingdom)	500,000	15,761,564
ASOS PLC (a)	68,800	3,034,645
Barclays PLC	1,573,309	6,834,424
BG Group PLC	584,616	9,751,284
BP PLC	1,420,027	9,873,326
BP PLC sponsored ADR	19	791
British American Tobacco PLC (United Kingdom)	436,400	22,184,382
Bunzl PLC	363,896	6,023,112
Centrica PLC	1,096,466	5,984,179
Diageo PLC	413,855	12,054,200
Diageo PLC sponsored ADR	14,800	1,725,384
Domino's Pizza UK & IRL PLC	277,200	2,262,875
Ensco PLC Class A	62,500	3,705,000
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GlaxoSmithKline PLC	960,120	$ 20,904,028
HSBC Holdings PLC (United Kingdom)	140,747	1,491,464
Imperial Tobacco Group PLC	245,768	9,528,812
Lloyds Banking Group PLC (a)	10,936,649	8,715,353
Meggitt PLC	1,434,100	8,979,978
National Grid PLC	663,600	7,611,106
Next PLC	89,300	5,420,730
Prudential PLC	824,341	11,761,161
Reckitt Benckiser Group PLC	117,117	7,434,540
Rolls-Royce Group PLC	882,770	12,661,914
Rolls-Royce Group PLC Class C	67,090,520	108,985
Royal Dutch Shell PLC Class A (United Kingdom)	865,162	30,029,939
SABMiller PLC	223,700	10,382,169
Standard Chartered PLC (United Kingdom)	645,117	16,695,465
SuperGroup PLC (a)	128,400	1,182,548
Tesco PLC	313,922	1,729,264
The Restaurant Group PLC	339,500	2,154,260
The Weir Group PLC	189,730	5,867,043
Unilever PLC	458,399	17,818,390
Unite Group PLC	1,634,500	7,408,750
Vodafone Group PLC	8,274,136	20,828,199
TOTAL UNITED KINGDOM		313,916,633
United States of America - 2.8%
Beam, Inc.	43,775	2,674,215
Constellation Brands, Inc. Class A (sub. vtg.) (a)	107,400	3,800,886
Cummins, Inc.	30,400	3,293,840
CVS Caremark Corp.	33,500	1,619,725
Lorillard, Inc.	27,200	3,173,424
NIKE, Inc. Class B	71,800	3,704,880
Philip Morris International, Inc.	74,800	6,256,272
Textron, Inc.	155,000	3,842,450
United Technologies Corp.	91,000	7,462,910
Universal Display Corp. (a)	56,100	1,437,282
Virgin Media, Inc. (d)	89,200	3,278,100
TOTAL UNITED STATES OF AMERICA		40,543,984
TOTAL COMMON STOCKS (Cost $1,230,498,570)		1,389,545,845
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
Germany - 0.6%
Sartorius AG (non-vtg.)	10,200	$ 905,770
Volkswagen AG	35,400	8,122,493
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,454,866)		9,028,263
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.11% 1/24/13 (Cost $69,995)	$ 70,000	69,999
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.18% (b)	62,949,129	62,949,129
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,808,020	15,808,020
TOTAL MONEY MARKET FUNDS (Cost $78,757,149)		78,757,149
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,314,780,580)		1,477,401,256
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,958,777)
NET ASSETS - 100%		$ 1,466,442,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,392
Fidelity Securities Lending Cash Central Fund	69,561
Total	$ 85,953
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,484,568	$ 13,344,594	$ 127,139,974	$ -
Consumer Staples	166,829,390	19,249,906	147,579,484	-
Energy	113,417,670	7,030,392	106,387,278	-
Financials	350,232,841	-	350,232,841	-
Health Care	135,335,909	11,578,812	123,757,097	-
Industrials	181,400,715	25,099,241	156,301,474	-
Information Technology	60,097,359	7,925,112	52,172,247	-
Materials	130,951,837	25,584,096	105,367,741	-
Telecommunication Services	66,826,636	433,339	66,393,297	-
Utilities	52,997,183	1,337,906	51,659,277	-
Government Obligations	69,999	-	69,999	-
Money Market Funds	78,757,149	78,757,149	-	-
Total Investments in Securities:	$ 1,477,401,256	$ 190,340,547	$ 1,287,060,709	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 751,769,836
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,320,960,272. Net unrealized appreciation aggregated $156,440,984, of which $222,649,558 related to appreciated investment securities and $66,208,574 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2012

1.842154.106

TSCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	4,600	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 62.5%
Alternative Carriers - 8.0%
Cogent Communications Group, Inc.	266,702	6,038,133
Level 3 Communications, Inc. (a)	284,333	6,570,936
tw telecom, inc. (a)	239,200	6,092,424
Vonage Holdings Corp. (a)	1,095,100	2,595,387
		21,296,880
Integrated Telecommunication Services - 54.5%
AT&T, Inc.	1,212,832	40,884,567
Atlantic Tele-Network, Inc.	80,100	2,940,471
CenturyLink, Inc.	561,181	21,953,401
China Unicom Ltd. sponsored ADR	99,800	1,625,742
Frontier Communications Corp. (d)	1,326,900	5,679,132
General Communications, Inc. Class A (a)	694,000	6,655,460
PT Telkomunikasi Indonesia Tbk Series B	661,500	623,480
Telefonica Brasil SA sponsored ADR	197,960	4,762,918
Verizon Communications, Inc.	1,377,542	59,606,242
Windstream Corp. (d)	26,372	218,360
		144,949,773
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		166,246,653
MEDIA - 2.6%
Cable & Satellite - 2.6%
Time Warner Cable, Inc.	16,300	1,584,197
Virgin Media, Inc. (d)	142,194	5,225,630
		6,809,827
REAL ESTATE INVESTMENT TRUSTS - 3.3%
Specialized REITs - 3.3%
American Tower Corp.	115,100	8,893,777
SOFTWARE - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	18,430	388,689
WIRELESS TELECOMMUNICATION SERVICES - 27.3%
Wireless Telecommunication Services - 27.3%
Clearwire Corp. Class A (a)	3,059,241	8,841,206
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	185,620	$ 13,394,339
Leap Wireless International, Inc. (a)(d)	346,800	2,306,220
MetroPCS Communications, Inc. (a)	466,216	4,634,187
Mobile TeleSystems OJSC sponsored ADR	45,200	842,980
NII Holdings, Inc. (a)(d)	267,819	1,909,549
NTELOS Holdings Corp.	8,500	111,435
NTT DoCoMo, Inc.	161	232,085
SBA Communications Corp. Class A (a)	184,550	13,106,741
Sprint Nextel Corp. (a)	2,177,402	12,345,869
Telephone & Data Systems, Inc.	348,700	7,720,218
Turkcell Iletisim Hizmet A/S (a)	144,000	935,729
Vodafone Group PLC sponsored ADR	249,500	6,284,905
		72,665,463
TOTAL COMMON STOCKS (Cost $199,802,748)		255,004,409
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.18% (b)	10,594,815	10,594,815
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,490,800	12,490,800
TOTAL MONEY MARKET FUNDS (Cost $23,085,615)		23,085,615
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $222,888,363)		278,090,024
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(12,187,399)
NET ASSETS - 100%		$ 265,902,625
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,616
Fidelity Securities Lending Cash Central Fund	92,612
Total	$ 98,228
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 255,004,409	$ 253,213,115	$ 1,791,294	$ -
Money Market Funds	23,085,615	23,085,615	-	-
Total Investments in Securities:	$ 278,090,024	$ 276,298,730	$ 1,791,294	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $224,980,963. Net unrealized appreciation aggregated $53,109,061, of which $64,987,467 related to appreciated investment securities and $11,878,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2012

1.842159.106

FNCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CAPITAL MARKETS - 11.6%
Asset Management & Custody Banks - 7.1%
A.F.P. Provida SA sponsored ADR	358,031	$ 37,235,224
Affiliated Managers Group, Inc. (a)	1,099	143,035
AllianceBernstein Holding LP	46,000	801,780
Ameriprise Financial, Inc.	2,500	156,575
Apollo Global Management LLC Class A	1,080,134	18,751,126
Ares Capital Corp.	1,012,500	17,718,750
Bank of New York Mellon Corp.	6,153	158,132
BlackRock, Inc. Class A	774	159,994
Cohen & Steers, Inc. (d)	36,100	1,099,967
Franklin Resources, Inc.	1,083	136,133
Invesco Ltd.	5,651	147,435
Janus Capital Group, Inc.	1,559,458	13,286,582
Legg Mason, Inc.	7,538	193,877
Northern Trust Corp.	2,955	148,223
State Street Corp.	3,374	158,612
The Blackstone Group LP	1,429,589	22,287,293
		112,582,738
Diversified Capital Markets - 1.8%
Credit Suisse Group sponsored ADR	5,150	126,484
HFF, Inc.	137,500	2,048,750
UBS AG (NY Shares)	1,711,808	26,943,858
		29,119,092
Investment Banking & Brokerage - 2.7%
Charles Schwab Corp.	7,700	110,572
E*TRADE Financial Corp. (a)	13,589	121,622
Evercore Partners, Inc. Class A	749,496	22,627,284
GFI Group, Inc.	3,768,997	12,211,550
Goldman Sachs Group, Inc.	1,078	137,510
Investment Technology Group, Inc. (a)	13,296	119,664
Knight Capital Group, Inc. Class A (a)	500,759	1,757,664
Lazard Ltd. Class A	4,517	134,787
Macquarie Group Ltd.	3,431	128,529
Monex Group, Inc.	352	88,724
Morgan Stanley	220,800	4,221,696
Nomura Holdings, Inc. sponsored ADR (d)	30,400	178,448
		41,838,050
TOTAL CAPITAL MARKETS		183,539,880
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - 19.8%
Diversified Banks - 11.9%
Banco ABC Brasil SA	105,600	$ 736,979
Banco Bradesco SA (PN) sponsored ADR	431,700	7,498,629
Banco de Chile sponsored ADR (d)	1,324	127,766
Banco Macro SA sponsored ADR (a)	12,300	223,122
Banco Pine SA	234,012	1,734,946
Banco Santander Chile sponsored ADR	3,637	103,604
Banco Santander SA (Spain) sponsored ADR	19,400	158,498
Banco Santander SA (Brasil) ADR	1,081,250	7,860,688
BanColombia SA sponsored ADR (d)	371,200	24,714,496
Bangkok Bank Public Co. Ltd. (For. Reg.)	250,200	1,715,390
Bank of Baroda	79,654	1,269,252
Bank of Montreal	100	6,118
Bank of the Philippine Islands (BPI)	166,280	384,720
Barclays PLC sponsored ADR	9,633	166,844
BBVA Banco Frances SA sponsored ADR (a)	21,200	106,636
BNP Paribas SA	2,900	165,097
China CITIC Bank Corp. Ltd. (H Shares)	275,000	166,656
Comerica, Inc.	2,682,102	81,374,972
CorpBanca SA sponsored ADR (d)	5,000	101,250
Credicorp Ltd. (NY Shares)	972	142,456
Credit Agricole SA (a)	2,000	16,288
Development Credit Bank Ltd. (a)	301,865	271,606
Grupo Financiero Banorte SAB de CV Series O	835,800	5,395,783
Grupo Financiero Galicia SA sponsored ADR (a)(d)	16,500	109,230
Guaranty Trust Bank PLC GDR (Reg. S)	47,100	341,494
Hana Financial Group, Inc.	33,950	1,117,099
HDFC Bank Ltd. sponsored ADR	100,500	4,092,360
Hong Leong Bank Bhd	37,800	183,191
HSBC Holdings PLC sponsored ADR	3,000	159,210
ICICI Bank Ltd. sponsored ADR	626,546	27,323,671
Industrial & Commercial Bank of China Ltd. (H Shares)	50,000	36,089
Intesa Sanpaolo SpA	92,517	159,991
Itau Unibanco Holding SA sponsored ADR	5,600	92,176
KB Financial Group, Inc.	34,720	1,248,246
KB Financial Group, Inc. ADR	22,011	790,195
Malayan Banking Bhd	343,965	1,037,409
National Australia Bank Ltd.	2,218	58,340
Nordea Bank AB	11,000	105,808
PT Bank Bukopin Tbk	53,193,500	3,435,808
PT Bank Central Asia Tbk	119,500	113,224
Raiffeisen International Bank-Holding AG	11,700	486,708
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	9,200	$ 115,552
Standard Chartered PLC (United Kingdom)	6,469	167,416
Sumitomo Mitsui Financial Group, Inc.	18,900	686,860
Swedbank AB (A Shares)	7,500	147,340
The Jammu & Kashmir Bank Ltd.	64,545	1,530,792
U.S. Bancorp	310,154	9,906,319
UniCredit SpA (a)	5,520	27,183
United Overseas Bank Ltd.	10,000	164,040
Wells Fargo & Co.	4,561	155,895
Yes Bank Ltd.	20,479	174,180
		188,407,622
Regional Banks - 7.9%
Alerus Financial Corp.	4,700	144,525
BancFirst Corp.	100	4,236
Banco Daycoval SA (PN)	174,400	874,922
Bancorp New Jersey, Inc.	800	11,200
BancTrust Financial Group, Inc. (a)	274,450	762,971
Bank of the Ozarks, Inc.	87,500	2,928,625
BankUnited, Inc.	5,000	122,200
Bar Harbor Bankshares	100	3,365
BBCN Bancorp, Inc.	78	903
Boston Private Financial Holdings, Inc.	19,400	174,794
Bridge Capital Holdings (a)	361,790	5,629,452
BS Financial Group, Inc.	697,680	8,707,299
Canadian Western Bank, Edmonton (d)	74,700	2,135,788
Cascade Bancorp (a)	7,575	47,420
Citizens & Northern Corp.	4,400	83,160
City Holding Co.	3,600	125,460
City National Corp.	2,900	143,608
CNB Financial Corp., Pennsylvania	6,800	111,384
CoBiz, Inc.	1,796,607	13,420,654
Fifth Third Bancorp	254,983	3,873,192
First Business Finance Services, Inc.	6,200	142,290
First Commonwealth Financial Corp.	239,178	1,631,194
First Community Bancshares, Inc.	100	1,597
First Interstate Bancsystem, Inc. (e)	912,188	14,075,061
First Midwest Bancorp, Inc., Delaware	12,300	153,996
First Republic Bank	40,388	1,323,919
FirstMerit Corp.	8,500	120,615
FNB Corp., Pennsylvania	11,973	127,153
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Fulton Financial Corp.	100	$ 961
Glacier Bancorp, Inc.	9,850	144,894
Hawthorn Bancshares, Inc.	108	851
Huntington Bancshares, Inc.	2,505,982	16,013,225
Lakeland Bancorp, Inc.	172	1,751
NBT Bancorp, Inc.	1,500	30,405
Northrim Bancorp, Inc.	19,554	442,898
Pacific Continental Corp.	291,572	2,836,996
PNC Financial Services Group, Inc.	345,512	20,146,805
PrivateBancorp, Inc.	9,500	145,540
PT Bank Tabungan Negara Tbk	15,508,000	2,344,309
Regions Financial Corp.	1,188,529	8,462,326
Sandy Spring Bancorp, Inc.	1,300	25,246
SCBT Financial Corp.	7,760	311,797
SunTrust Banks, Inc.	58,300	1,652,805
Susquehanna Bancshares, Inc.	520,455	5,454,368
SVB Financial Group (a)	2,228	124,701
The Fauquier Bank	117	1,392
UMB Financial Corp.	15,800	692,672
Valley National Bancorp	14,217	132,214
Virginia Commerce Bancorp, Inc. (a)	32,200	288,190
Washington Trust Bancorp, Inc.	87,373	2,298,784
Webster Financial Corp.	69,332	1,424,773
Westamerica Bancorp.	500	21,295
Western Alliance Bancorp. (a)	486,930	5,127,373
WMI Holdings Corp. (a)	9,484	7,967
		125,015,521
TOTAL COMMERCIAL BANKS		313,423,143
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	8,400	125,862
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	61,400	525,584
CONSUMER FINANCE - 1.4%
Consumer Finance - 1.4%
American Express Co.	128,852	7,406,413
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
Capital One Financial Corp.	2,488	$ 144,130
DFC Global Corp. (a)	26,600	492,366
Discover Financial Services	19,776	762,365
EZCORP, Inc. (non-vtg.) Class A (a)	221,848	4,405,901
First Cash Financial Services, Inc. (a)	50,536	2,507,596
International Personal Finance PLC	2,197	13,476
Nelnet, Inc. Class A	5,400	160,866
Netspend Holdings, Inc. (a)	12,046	142,384
PT Clipan Finance Indonesia Tbk	2,956,000	124,835
Regional Management Corp.	141,500	2,341,825
SLM Corp.	184,322	3,157,436
		21,659,593
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	4,648	156,266
DIVERSIFIED FINANCIAL SERVICES - 10.0%
Other Diversified Financial Services - 5.6%
Bank of America Corp.	15,096	175,114
BTG Pactual Participations Ltd. unit	214,027	3,279,343
Challenger Ltd.	1,020,653	3,803,061
Citigroup, Inc.	2,046,975	80,978,331
JPMorgan Chase & Co.	3,600	158,292
		88,394,141
Specialized Finance - 4.4%
BM&F Bovespa SA	20,300	140,469
CBOE Holdings, Inc.	758,527	22,346,205
CME Group, Inc.	152,734	7,745,141
IntercontinentalExchange, Inc. (a)	1,025	126,905
MarketAxess Holdings, Inc.	11,600	409,480
Moody's Corp.	3,183	160,169
NewStar Financial, Inc. (a)	100	1,401
NYSE Euronext	4,300	135,622
PHH Corp. (a)(d)	1,040,931	23,681,180
The NASDAQ Stock Market, Inc.	629,078	15,733,241
		70,479,813
TOTAL DIVERSIFIED FINANCIAL SERVICES		158,873,954
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	11,200	$ 157,950
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	3,536	163,222
MGM Mirage, Inc. (a)	10,041	116,877
Wynn Resorts Ltd.	1,329	149,499
		429,598
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	2,551	146,325
TOTAL HOTELS, RESTAURANTS & LEISURE		575,923
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	4,800	176,448
PulteGroup, Inc. (a)	16,100	292,376
		468,824
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	300	6,297
Keppel Corp. Ltd.	13,000	118,710
		125,007
INSURANCE - 13.3%
Insurance Brokers - 0.5%
Aon PLC	2,900	161,240
Brasil Insurance Participacoes e Administracao SA	351,300	3,472,680
Marsh & McLennan Companies, Inc.	98,400	3,391,848
National Financial Partners Corp. (a)	91,300	1,564,882
		8,590,650
Life & Health Insurance - 1.0%
AFLAC, Inc.	3,145	167,062
AIA Group Ltd.	735,400	2,916,843
Citizens, Inc. Class A (a)	17,300	191,165
CNO Financial Group, Inc.	18,400	171,672
Delta Lloyd NV	8,832	145,496
FBL Financial Group, Inc. Class A	2,600	88,946
Lincoln National Corp.	5,700	147,630
MetLife, Inc.	74,707	2,460,849
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Phoenix Companies, Inc. (a)	2,335	$ 57,745
Ping An Insurance Group Co. China Ltd. (H Shares)	33,000	281,480
Prudential Financial, Inc.	129,575	6,910,235
Resolution Ltd.	24,800	100,897
StanCorp Financial Group, Inc.	39,939	1,464,563
Symetra Financial Corp.	8,700	112,926
Torchmark Corp.	2,700	139,509
Unum Group	5,900	122,838
		15,479,856
Multi-Line Insurance - 4.1%
American International Group, Inc. (a)	1,561,418	55,118,055
Assurant, Inc.	126,102	4,375,739
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,100	756,967
Genworth Financial, Inc. Class A (a)	24,364	182,974
Hartford Financial Services Group, Inc.	56,000	1,256,640
Loews Corp.	30,000	1,222,500
Porto Seguro SA	126,400	1,467,529
		64,380,404
Property & Casualty Insurance - 5.9%
ACE Ltd.	550,485	43,928,703
Allied World Assurance Co. Holdings Ltd.	31,800	2,505,840
Allstate Corp.	3,625	145,616
Arch Capital Group Ltd. (a)	130,507	5,744,918
Assured Guaranty Ltd.	8,100	115,263
Axis Capital Holdings Ltd.	79,500	2,753,880
Berkshire Hathaway, Inc. Class B (a)	1,528	137,062
CNA Financial Corp.	48,400	1,355,684
Erie Indemnity Co. Class A	4,788	331,425
Fidelity National Financial, Inc. Class A	6,182	145,586
First American Financial Corp.	72,383	1,743,706
Hanover Insurance Group, Inc.	27,400	1,061,476
Hiscox Ltd.	342,018	2,546,199
RLI Corp.	200	12,932
The Travelers Companies, Inc.	293,429	21,074,071
W.R. Berkley Corp.	39,400	1,486,956
XL Group PLC Class A	307,504	7,706,050
		92,795,367
Reinsurance - 1.8%
Everest Re Group Ltd.	67,200	7,388,640
Montpelier Re Holdings Ltd.	61,800	1,412,748
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Platinum Underwriters Holdings Ltd.	83,096	$ 3,822,416
RenaissanceRe Holdings Ltd.	105,300	8,556,678
Swiss Re Ltd.	2,173	157,540
Validus Holdings Ltd.	214,426	7,414,851
		28,752,873
TOTAL INSURANCE		209,999,150
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	3,918	199,896
IT SERVICES - 8.1%
Data Processing & Outsourced Services - 8.1%
Alliance Data Systems Corp. (a)	1,100	159,236
Cielo SA	4,680	131,826
Fidelity National Information Services, Inc.	5,691	198,104
Fiserv, Inc. (a)	3,087	243,966
Global Cash Access Holdings, Inc. (a)	145,800	1,143,072
Jack Henry & Associates, Inc.	290,110	11,389,719
Lender Processing Services, Inc.	600	14,772
MoneyGram International, Inc. (a)	6,000	79,740
The Western Union Co.	2,247,126	30,583,385
Total System Services, Inc.	906,944	19,426,740
Vantiv, Inc.	879,026	17,949,711
VeriFone Systems, Inc. (a)	1,577,664	46,825,068
Visa, Inc. Class A	1,340	203,117
		128,348,456
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	1,900	126,350
Cognizant Technology Solutions Corp. Class A (a)	2,023	149,803
		276,153
TOTAL IT SERVICES		128,624,609
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	7,002	897,726
Common Stocks - continued
	Shares	Value
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	2,900	$ 158,543
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Dun & Bradstreet Corp.	200	15,730
Equifax, Inc.	3,150	170,478
IHS, Inc. Class A (a)	1,398	134,208
		320,416
REAL ESTATE INVESTMENT TRUSTS - 31.0%
Diversified REITs - 1.5%
American Assets Trust, Inc.	59,200	1,653,456
Duke Realty LP	233,700	3,241,419
First Potomac Realty Trust	9,000	111,240
Lexington Corporate Properties Trust (d)	1,774,488	18,543,400
Vornado Realty Trust	1,400	112,112
		23,661,627
Industrial REITs - 0.8%
DCT Industrial Trust, Inc.	443,000	2,875,070
Prologis, Inc.	277,844	10,138,528
Stag Industrial, Inc.	9,800	176,106
		13,189,704
Mortgage REITs - 1.4%
American Capital Agency Corp.	337,404	9,764,472
American Capital Mortgage Investment Corp.	15,500	365,335
Invesco Mortgage Capital, Inc.	409,000	8,061,390
PennyMac Mortgage Investment Trust	5,900	149,211
Two Harbors Investment Corp.	365,500	4,049,740
		22,390,148
Office REITs - 3.2%
Boston Properties, Inc.	180,197	19,066,645
Corporate Office Properties Trust (SBI)	62,100	1,551,258
Douglas Emmett, Inc.	886,061	20,645,221
Highwoods Properties, Inc. (SBI)	175,942	5,885,260
Kilroy Realty Corp.	44,200	2,093,754
MPG Office Trust, Inc. (a)(d)	45,800	141,064
SL Green Realty Corp.	23,200	1,778,280
		51,161,482
Residential REITs - 7.9%
American Campus Communities, Inc.	94,100	4,340,833
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - continued
Apartment Investment & Management Co. Class A	787,849	$ 21,319,194
AvalonBay Communities, Inc.	178,500	24,202,815
BRE Properties, Inc.	4,100	208,403
Camden Property Trust (SBI)	173,450	11,831,025
Campus Crest Communities, Inc.	10,000	122,600
Colonial Properties Trust (SBI)	455,700	9,738,309
Equity Lifestyle Properties, Inc.	169,693	11,418,642
Equity Residential (SBI)	283,262	16,052,458
Essex Property Trust, Inc.	45,996	6,745,313
Home Properties, Inc.	91,100	5,585,341
Post Properties, Inc.	178,000	8,891,100
UDR, Inc.	157,068	3,735,077
		124,191,110
Retail REITs - 0.8%
Federal Realty Investment Trust (SBI)	59,857	6,226,325
Glimcher Realty Trust	3,600	39,924
Kimco Realty Corp.	5,800	112,056
Realty Income Corp. (d)	125,757	5,056,689
Simon Property Group, Inc.	901	142,439
Urstadt Biddle Properties, Inc. Class A	11,700	230,256
		11,807,689
Specialized REITs - 15.4%
American Tower Corp.	2,200	169,994
Big Yellow Group PLC (e)	10,933,960	62,116,747
CubeSmart	10,300	150,071
DiamondRock Hospitality Co.	145,300	1,307,700
HCP, Inc.	1,211,395	54,730,826
Health Care REIT, Inc.	883,919	54,175,396
Host Hotels & Resorts, Inc.	20,900	327,503
National Health Investors, Inc.	78,534	4,439,527
Plum Creek Timber Co., Inc.	7,200	319,464
Potlatch Corp.	18,400	721,096
Public Storage	50,377	7,302,650
Rayonier, Inc.	98,400	5,100,072
Sovran Self Storage, Inc.	5,040	312,984
Strategic Hotel & Resorts, Inc. (a)	2,046,681	13,098,758
Sunstone Hotel Investors, Inc. (a)	214,800	2,300,508
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - continued
Ventas, Inc.	556,872	$ 36,040,756
Weyerhaeuser Co.	53,802	1,496,772
		244,110,824
TOTAL REAL ESTATE INVESTMENT TRUSTS		490,512,584
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Diversified Real Estate Activities - 0.6%
Tejon Ranch Co. (a)	78,800	2,212,704
The St. Joe Co. (a)(d)	338,649	7,816,019
		10,028,723
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	66,000	364,927
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	6,000	80,130
Castellum AB	8,316	118,527
Forest City Enterprises, Inc. Class A (a)	98,800	1,595,620
Thomas Properties Group, Inc.	19,600	106,036
		1,900,313
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	6,820	135,718
Jones Lang LaSalle, Inc.	1,696	142,362
Kennedy-Wilson Holdings, Inc.	20,400	285,192
		563,272
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		12,857,235
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	300	3,834
Fair Isaac Corp.	800	33,624
		37,458
SPECIALTY RETAIL - 1.0%
Computer & Electronics Retail - 1.0%
Rent-A-Center, Inc.	465,493	15,994,339
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 0.0%
Home Depot, Inc.	3,786	$ 234,164
TOTAL SPECIALTY RETAIL		16,228,503
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	6,700	56,950
Cape Bancorp, Inc.	11,000	95,590
Cheviot Financial Corp.	75,703	707,066
Eagle Bancorp Montana, Inc.	4,200	43,470
Fannie Mae (a)	85	22
Flushing Financial Corp.	100	1,534
Hudson City Bancorp, Inc.	7,300	59,349
Meridian Interstate Bancorp, Inc. (a)	634	10,639
New York Community Bancorp, Inc.	100	1,310
Ocwen Financial Corp. (a)	100	3,459
People's United Financial, Inc.	9,062	109,560
ViewPoint Financial Group	100	2,094
Washington Mutual, Inc. (a)	276,828	3
		1,091,046
TOTAL COMMON STOCKS (Cost $1,411,315,594)		1,540,559,152
Nonconvertible Preferred Stocks - 0.1%

COMMERCIAL BANKS - 0.1%
Diversified Banks - 0.1%
Texas Capital Bancshares, Inc. 6.50% (Cost $2,132,500)	85,300	2,170,885
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	45,402,152	$ 45,402,152
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	16,272,611	16,272,611
TOTAL MONEY MARKET FUNDS (Cost $61,674,763)		61,674,763
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,475,122,857)		1,604,404,800
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(19,403,301)
NET ASSETS - 100%		$ 1,585,001,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,467
Fidelity Securities Lending Cash Central Fund	33,523
Total	$ 56,990
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Yellow Group PLC	$ 55,440,338	$ -	$ -	$ 748,296	$ 62,116,747
First Interstate Bancsystem, Inc.	13,646,332	-	-	228,047	14,075,061
Total	$ 69,086,670	$ -	$ -	$ 976,343	$ 76,191,808
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,540,559,152	$ 1,429,453,407	$ 111,105,742	$ 3
Nonconvertible Preferred Stocks	2,170,885	2,170,885	-	-
Money Market Funds	61,674,763	61,674,763	-	-
Total Investments in Securities:	$ 1,604,404,800	$ 1,493,299,055	$ 111,105,742	$ 3

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 95,161,295
Level 2 to Level 1	$ 2,187,945
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,491,625,783. Net unrealized appreciation aggregated $112,779,017, of which $143,277,234 related to appreciated investment securities and $30,498,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2012

1.842158.106

HCCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 33.8%
Biotechnology - 33.8%
Achillion Pharmaceuticals, Inc. (a)	546,100	$ 4,379,722
Acorda Therapeutics, Inc. (a)	109,719	2,727,614
Amgen, Inc.	1,092,193	94,278,102
AVEO Pharmaceuticals, Inc. (a)	184,501	1,485,233
Biogen Idec, Inc. (a)	104,655	15,349,749
BioMarin Pharmaceutical, Inc. (a)	500,569	24,653,023
Biovitrum AB (a)	950,604	5,379,556
Discovery Laboratories, Inc. (a)	860,300	1,815,233
Dynavax Technologies Corp. (a)	1,274,250	3,644,355
Elan Corp. PLC sponsored ADR (a)	1,365,200	13,938,692
Genomic Health, Inc. (a)	148,700	4,053,562
Gilead Sciences, Inc. (a)	1,046,695	76,879,748
Grifols SA ADR	575,400	14,920,122
Infinity Pharmaceuticals, Inc. (a)	159,300	5,575,500
Insmed, Inc. (a)	113,400	758,646
Intercept Pharmaceuticals, Inc.	36,296	1,242,775
Lexicon Pharmaceuticals, Inc. (a)	1,114,900	2,475,078
Medivation, Inc. (a)	258,722	13,236,218
Merrimack Pharmaceuticals, Inc.	176,983	1,077,826
Momenta Pharmaceuticals, Inc. (a)	227,500	2,679,950
Neurocrine Biosciences, Inc. (a)	415,461	3,107,648
NPS Pharmaceuticals, Inc. (a)	354,500	3,225,950
Onyx Pharmaceuticals, Inc. (a)	129,817	9,805,078
Prothena Corp. PLC (a)	315	2,309
Puma Biotechnology, Inc.	182,000	3,412,500
Regeneron Pharmaceuticals, Inc. (a)	141,100	24,137,977
Rigel Pharmaceuticals, Inc. (a)	172,100	1,118,650
Seattle Genetics, Inc. (a)(d)	204,757	4,750,362
Spectrum Pharmaceuticals, Inc. (d)	273,000	3,054,870
Synageva BioPharma Corp. (a)	150,136	6,949,795
Synta Pharmaceuticals Corp. (a)	182,000	1,641,640
Targacept, Inc. (a)	451,000	1,975,380
Theravance, Inc. (a)(d)	427,800	9,527,106
Thrombogenics NV (a)	66,500	3,701,354
United Therapeutics Corp. (a)	91,044	4,863,570
Vertex Pharmaceuticals, Inc. (a)	52,305	2,193,672
Vical, Inc. (a)	436,017	1,268,809
ZIOPHARM Oncology, Inc. (a)	258,600	1,075,776
		376,363,150
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	453,700	$ 5,385,419
FOOD & STAPLES RETAILING - 2.2%
Drug Retail - 2.2%
CVS Caremark Corp.	273,000	13,199,550
Walgreen Co.	318,600	11,791,386
		24,990,936
HEALTH CARE EQUIPMENT & SUPPLIES - 7.9%
Health Care Equipment - 6.1%
Boston Scientific Corp. (a)	4,095,653	23,468,092
Conceptus, Inc. (a)	157,599	3,311,155
CONMED Corp.	120,600	3,370,770
Covidien PLC	181,999	10,508,622
Genmark Diagnostics, Inc. (a)	22,700	204,300
HeartWare International, Inc. (a)(d)	90,984	7,638,107
Insulet Corp. (a)	234,200	4,969,724
Opto Circuits India Ltd.	784,800	1,548,962
Volcano Corp. (a)	273,020	6,446,002
Wright Medical Group, Inc. (a)	182,000	3,820,180
Zeltiq Aesthetics, Inc. (a)	465,300	2,154,339
		67,440,253
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)	376,192	4,179,493
The Cooper Companies, Inc.	171,538	15,863,834
		20,043,327
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		87,483,580
HEALTH CARE PROVIDERS & SERVICES - 17.8%
Health Care Distributors & Services - 1.0%
Amplifon SpA	524,375	2,611,709
McKesson Corp.	91,000	8,823,360
		11,435,069
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	332,800	8,426,496
Emeritus Corp. (a)	170,000	4,202,400
Hanger, Inc. (a)	136,477	3,734,011
Raffles Medical Group Ltd.	1,143,000	2,461,064
		18,823,971
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 9.9%
Accretive Health, Inc. (a)	257,700	$ 2,979,012
BioScrip, Inc. (a)	587,045	6,322,475
Catamaran Corp. (a)	739,504	34,838,036
Express Scripts Holding Co. (a)	59,124	3,192,696
Fresenius Medical Care AG & Co. KGaA	124,100	8,564,396
HMS Holdings Corp. (a)	227,500	5,896,800
MEDNAX, Inc. (a)	282,100	22,432,592
Quest Diagnostics, Inc.	441,454	25,723,525
		109,949,532
Managed Health Care - 5.2%
Aetna, Inc.	113,800	5,268,940
CIGNA Corp.	455,100	24,329,646
Humana, Inc.	136,534	9,370,328
Qualicorp SA (a)	262,000	2,746,620
UnitedHealth Group, Inc.	295,829	16,045,765
		57,761,299
TOTAL HEALTH CARE PROVIDERS & SERVICES		197,969,871
HEALTH CARE TECHNOLOGY - 3.5%
Health Care Technology - 3.5%
athenahealth, Inc. (a)	122,873	9,025,022
Cerner Corp. (a)	364,104	28,269,035
HealthStream, Inc. (a)	90,975	2,211,602
		39,505,659
IT SERVICES - 1.0%
IT Consulting & Other Services - 1.0%
Maximus, Inc.	182,000	11,506,040
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	200,264	8,198,808
Waters Corp. (a)	36,600	3,188,592
		11,387,400
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Prestige Brands Holdings, Inc. (a)	360,100	7,212,803
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 30.1%
Pharmaceuticals - 30.1%
Cadence Pharmaceuticals, Inc. (a)	409,565	$ 1,961,816
Eli Lilly & Co.	455,102	22,445,631
Endo Pharmaceuticals Holdings, Inc. (a)	819,157	21,519,254
Hi-Tech Pharmacal Co., Inc.	111,689	3,906,881
Ipca Laboratories Ltd.	132,939	1,257,285
Johnson & Johnson	187,300	13,129,730
Meda AB (A Shares)	443,100	4,567,756
Merck & Co., Inc.	2,275,329	93,151,969
Mylan, Inc. (a)	318,600	8,755,128
Optimer Pharmaceuticals, Inc. (a)(d)	455,074	4,118,420
Pacira Pharmaceuticals, Inc. (a)(d)	112,300	1,961,881
Pfizer, Inc.	2,230,188	55,933,115
Sanofi SA	113,769	10,788,697
Shire PLC sponsored ADR	182,000	16,776,760
The Medicines Company (a)	182,000	4,362,540
UCB SA	106,400	6,095,482
Valeant Pharmaceuticals International, Inc. (Canada) (a)	227,498	13,571,661
ViroPharma, Inc. (a)	644,200	14,661,992
Warner Chilcott PLC	506,600	6,099,464
Watson Pharmaceuticals, Inc. (a)	318,560	27,396,160
XenoPort, Inc. (a)	468,700	3,641,799
		336,103,421
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Advisory Board Co. (a)	127,400	5,961,046
TOTAL COMMON STOCKS (Cost $941,463,038)		1,103,869,325
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $4,228,610)	700,500	4,903,500
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	26,467,472	$ 26,467,472
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,535,950	4,535,950
TOTAL MONEY MARKET FUNDS (Cost $31,003,422)		31,003,422
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $976,695,070)		1,139,776,247
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(24,393,454)
NET ASSETS - 100%		$ 1,115,382,793
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,903,500 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 4,228,610
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,757
Fidelity Securities Lending Cash Central Fund	25,225
Total	$ 38,982
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,103,869,325	$ 1,054,146,444	$ 49,722,881	$ -
Convertible Preferred Stocks	4,903,500	-	-	4,903,500
Money Market Funds	31,003,422	31,003,422	-	-
Total Investments in Securities:	$ 1,139,776,247	$ 1,085,149,866	$ 49,722,881	$ 4,903,500

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 27,759,059
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $979,070,927. Net unrealized appreciation aggregated $160,705,320, of which $194,305,424 related to appreciated investment securities and $33,600,104 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2012

1.842157.106

INCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
AEROSPACE & DEFENSE - 16.2%
Aerospace & Defense - 16.2%
Honeywell International, Inc.	552,782	$ 35,085,074
Precision Castparts Corp.	150,861	28,576,091
Teledyne Technologies, Inc. (a)	158,012	10,281,841
Textron, Inc.	843,148	20,901,639
United Technologies Corp.	762,436	62,527,376
		157,372,021
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	255,384	7,840,289
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
American Woodmark Corp. (a)	103,550	2,880,761
Armstrong World Industries, Inc.	106,600	5,407,818
		8,288,579
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Cytec Industries, Inc.	68,775	4,733,783
COMMERCIAL SERVICES & SUPPLIES - 4.9%
Diversified Support Services - 0.4%
Aggreko PLC	121,100	3,456,021
Environmental & Facility Services - 2.3%
Republic Services, Inc.	579,698	17,002,542
Stericycle, Inc. (a)	57,805	5,391,472
		22,394,014
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	76,742	3,277,651
Security & Alarm Services - 1.9%
ADT Corp.	239,504	11,134,518
Corrections Corp. of America	211,000	7,484,170
		18,618,688
TOTAL COMMERCIAL SERVICES & SUPPLIES		47,746,374
CONSTRUCTION & ENGINEERING - 3.9%
Construction & Engineering - 3.9%
AECOM Technology Corp. (a)	252,194	6,002,217
EMCOR Group, Inc.	280,375	9,703,779
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	298,800	$ 12,719,916
MasTec, Inc. (a)	150,259	3,745,957
URS Corp.	140,000	5,496,400
		37,668,269
ELECTRICAL EQUIPMENT - 8.6%
Electrical Components & Equipment - 8.6%
AMETEK, Inc.	390,762	14,680,928
Brady Corp. Class A	171,270	5,720,418
Eaton Corp. PLC	532,688	28,871,690
Emerson Electric Co.	182,913	9,687,072
Hubbell, Inc. Class B	154,791	13,099,962
Regal-Beloit Corp.	167,451	11,800,272
		83,860,342
INDUSTRIAL CONGLOMERATES - 20.9%
Industrial Conglomerates - 20.9%
3M Co.	259,363	24,081,855
Carlisle Companies, Inc.	118,304	6,951,543
Danaher Corp.	659,629	36,873,261
General Electric Co.	6,467,027	135,742,897
		203,649,556
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	14,653	2,383,547
MACHINERY - 25.9%
Construction & Farm Machinery & Heavy Trucks - 10.2%
Cummins, Inc.	290,190	31,442,087
Deere & Co.	151,057	13,054,346
Manitowoc Co., Inc.	739,584	11,596,677
Oshkosh Truck Corp. (a)	283,186	8,396,465
PACCAR, Inc.	295,726	13,369,772
Toro Co.	188,218	8,089,610
WABCO Holdings, Inc. (a)	72,000	4,693,680
Wabtec Corp.	97,900	8,570,166
		99,212,803
Industrial Machinery - 15.7%
Actuant Corp. Class A	215,186	6,005,841
Donaldson Co., Inc.	147,200	4,834,048
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Dover Corp.	139,017	$ 9,134,807
Graco, Inc.	191,142	9,841,902
Harsco Corp.	45,900	1,078,650
IDEX Corp.	98,900	4,601,817
Illinois Tool Works, Inc.	388,022	23,595,618
Ingersoll-Rand PLC	309,950	14,865,202
Pall Corp.	197,954	11,928,708
Parker Hannifin Corp.	197,568	16,805,134
Pentair Ltd.	271,014	13,320,338
Stanley Black & Decker, Inc.	46,500	3,439,605
Timken Co.	259,920	12,431,974
TriMas Corp. (a)	376,244	10,519,782
Valmont Industries, Inc.	80,688	11,017,946
		153,421,372
TOTAL MACHINERY		252,634,175
PROFESSIONAL SERVICES - 5.4%
Human Resource & Employment Services - 2.5%
Manpower, Inc.	170,595	7,240,052
Towers Watson & Co.	299,139	16,814,603
		24,054,655
Research & Consulting Services - 2.9%
Bureau Veritas SA	83,622	9,376,510
IHS, Inc. Class A (a)	108,324	10,399,104
Nielsen Holdings B.V. (a)	293,600	8,981,224
		28,756,838
TOTAL PROFESSIONAL SERVICES		52,811,493
ROAD & RAIL - 5.1%
Railroads - 4.2%
Genesee & Wyoming, Inc. Class A (a)	44,177	3,360,986
Union Pacific Corp.	302,512	38,031,809
		41,392,795
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 0.9%
J.B. Hunt Transport Services, Inc.	135,194	$ 8,072,434
Quality Distribution, Inc. (a)	91,611	549,666
		8,622,100
TOTAL ROAD & RAIL		50,014,895
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Trading Companies & Distributors - 3.2%
W.W. Grainger, Inc.	53,226	10,771,346
Watsco, Inc.	125,100	9,369,990
WESCO International, Inc. (a)	169,331	11,417,989
		31,559,325
TOTAL COMMON STOCKS (Cost $784,280,353)		940,562,648
Convertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50% (Cost $2,146,923)	41,600	2,317,536
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,529,582	1,529,582
8% 12/6/14 (c)	2,262,500	2,262,500
TOTAL CONVERTIBLE BONDS (Cost $3,792,082)		3,792,082
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b) (Cost $40,725,810)	40,725,810	$ 40,725,810
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $830,945,168)		987,398,076
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,504,202)
NET ASSETS - 100%		$ 973,893,874
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,792,082 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,529,582
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 2,262,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,924
Fidelity Securities Lending Cash Central Fund	195
Total	$ 12,119
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 940,562,648	$ 925,346,570	$ 15,216,078	$ -
Convertible Preferred Stocks	2,317,536	2,317,536	-	-
Convertible Bonds	3,792,082	-	-	3,792,082
Money Market Funds	40,725,810	40,725,810	-	-
Total Investments in Securities:	$ 987,398,076	$ 968,389,916	$ 15,216,078	$ 3,792,082

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 10,666,676
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $835,760,937. Net unrealized appreciation aggregated $151,637,139, of which $154,480,909 related to appreciated investment securities and $2,843,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

December 31, 2012

1.842160.106

ENCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
LyondellBasell Industries NV Class A	162,659	$ 9,286,202
ENERGY EQUIPMENT & SERVICES - 23.1%
Oil & Gas Drilling - 7.4%
Discovery Offshore S.A. (a)(e)	1,002,192	2,354,744
Ensco PLC Class A	497,300	29,479,944
Helmerich & Payne, Inc.	85,834	4,807,562
Noble Corp.	678,730	23,633,379
Northern Offshore Ltd.	431,810	785,498
Ocean Rig UDW, Inc. (United States) (a)	250,548	3,750,704
Tuscany International Drilling, Inc. (a)	1,397,500	323,138
Unit Corp. (a)	63,763	2,872,523
Vantage Drilling Co. (a)	1,225,600	2,242,848
		70,250,340
Oil & Gas Equipment & Services - 15.7%
Anton Oilfield Services Group	586,000	313,471
C&J Energy Services, Inc. (a)	21,700	465,248
Cameron International Corp. (a)	176,785	9,981,281
Compagnie Generale de Geophysique SA (a)	172,941	5,255,040
Core Laboratories NV	53,088	5,803,049
FMC Technologies, Inc. (a)	88,600	3,794,738
Forum Energy Technologies, Inc.	38,507	953,048
Fugro NV (Certificaten Van Aandelen)	183,933	10,914,181
Gulfmark Offshore, Inc. Class A	104,606	3,603,677
Halliburton Co.	657,382	22,804,582
McDermott International, Inc. (a)	231,603	2,552,265
National Oilwell Varco, Inc.	584,772	39,969,166
Oceaneering International, Inc.	17,200	925,188
Oil States International, Inc. (a)	117,719	8,421,617
Petroleum Geo-Services ASA	53,700	935,314
Schlumberger Ltd.	384,551	26,645,539
Superior Energy Services, Inc. (a)	73,286	1,518,486
Total Energy Services, Inc.	70,900	1,068,454
Weatherford International Ltd. (a)	188,795	2,112,616
		148,036,960
TOTAL ENERGY EQUIPMENT & SERVICES		218,287,300
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	86,555	1
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
SunCoke Energy, Inc. (a)	153,011	$ 2,385,441
OIL, GAS & CONSUMABLE FUELS - 74.6%
Coal & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. (a)	140,700	1,370,418
Peabody Energy Corp.	398,819	10,612,574
		11,982,992
Integrated Oil & Gas - 38.4%
Chevron Corp.	786,555	85,058,058
ENI SpA sponsored ADR (d)	101,016	4,963,926
Exxon Mobil Corp.	1,097,751	95,010,345
Hess Corp.	644,948	34,156,446
InterOil Corp. (a)(d)	86,340	4,794,460
Murphy Oil Corp.	501,944	29,890,765
Occidental Petroleum Corp.	741,202	56,783,485
Royal Dutch Shell PLC Class A sponsored ADR	420,067	28,963,620
Suncor Energy, Inc.	721,240	23,717,463
		363,338,568
Oil & Gas Exploration & Production - 25.4%
Anadarko Petroleum Corp.	434,412	32,281,156
Apache Corp.	18,028	1,415,198
BPZ Energy, Inc. (a)(d)	344,287	1,084,504
Cabot Oil & Gas Corp.	390,585	19,427,698
Cobalt International Energy, Inc. (a)	199,900	4,909,544
Comstock Resources, Inc. (a)	223,868	3,387,123
Concho Resources, Inc. (a)	310,853	25,042,318
Continental Resources, Inc. (a)	43,900	3,226,211
EOG Resources, Inc.	241,545	29,176,221
EQT Corp.	593,193	34,986,523
EV Energy Partners LP	106,846	6,043,210
Gran Tierra Energy, Inc. (Canada) (a)	558,928	3,090,484
Gulfport Energy Corp. (a)	72,220	2,760,248
Halcon Resources Corp.	400,000	2,768,000
Kodiak Oil & Gas Corp. (a)	214,400	1,897,440
Marathon Oil Corp.	379,244	11,627,621
Noble Energy, Inc.	184,849	18,806,537
Northern Oil & Gas, Inc. (a)(d)	315,646	5,309,166
Painted Pony Petroleum Ltd. (a)(e)	5,500	58,058
Painted Pony Petroleum Ltd. Class A (a)	209,900	2,215,693
Pioneer Natural Resources Co.	252,646	26,929,537
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Range Resources Corp.	26,700	$ 1,677,561
Rosetta Resources, Inc. (a)	25,527	1,157,905
TAG Oil Ltd. (a)	112,725	645,956
TAG Oil Ltd. (e)	14,800	84,809
		240,008,721
Oil & Gas Refining & Marketing - 6.3%
Alon USA Partners LP	91,700	2,207,219
Calumet Specialty Products Partners LP	170,348	5,176,876
Marathon Petroleum Corp.	265,783	16,744,329
Northern Tier Energy LP Class A	123,089	3,131,384
PBF Energy, Inc.	6,900	200,445
Phillips 66	160,626	8,529,241
Tesoro Corp.	376,562	16,587,556
Valero Energy Corp.	208,696	7,120,708
		59,697,758
Oil & Gas Storage & Transport - 3.3%
Atlas Energy LP	41,724	1,449,492
Atlas Pipeline Partners LP	157,423	4,969,844
Cheniere Energy, Inc. (a)	98,700	1,853,586
Magellan Midstream Partners LP	53,575	2,313,904
Markwest Energy Partners LP	50,300	2,565,803
Tesoro Logistics LP	151,850	6,651,030
The Williams Companies, Inc.	343,543	11,247,598
		31,051,257
TOTAL OIL, GAS & CONSUMABLE FUELS		706,079,296
TOTAL COMMON STOCKS (Cost $856,998,354)		936,038,240
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	31,486,131	$ 31,486,131
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,528,950	8,528,950
TOTAL MONEY MARKET FUNDS (Cost $40,015,081)		40,015,081
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $897,013,435)		976,053,321
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(30,197,259)
NET ASSETS - 100%		$ 945,856,062
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,497,611 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,981
Fidelity Securities Lending Cash Central Fund	51,236
Total	$ 57,217
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 936,038,240	$ 915,479,991	$ 20,558,248	$ 1
Money Market Funds	40,015,081	40,015,081	-	-
Total Investments in Securities:	$ 976,053,321	$ 955,495,072	$ 20,558,248	$ 1

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 19,908,923
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $901,605,520. Net unrealized appreciation aggregated $74,447,801, of which $109,124,251 related to appreciated investment securities and $34,676,450 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2012

1.842155.106

MTCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CHEMICALS - 63.3%
Commodity Chemicals - 1.8%
Arkema SA	16,444	$ 1,726,597
Westlake Chemical Corp.	56,930	4,514,549
		6,241,146
Diversified Chemicals - 17.6%
E.I. du Pont de Nemours & Co.	461,764	20,765,527
Eastman Chemical Co.	211,709	14,406,797
FMC Corp.	136,172	7,968,785
Lanxess AG	20,649	1,820,816
PPG Industries, Inc.	115,020	15,567,957
		60,529,882
Fertilizers & Agricultural Chemicals - 9.3%
Monsanto Co.	337,870	31,979,398
Industrial Gases - 7.8%
Air Products & Chemicals, Inc.	249,005	20,921,400
Airgas, Inc.	64,714	5,907,741
		26,829,141
Specialty Chemicals - 26.8%
Albemarle Corp.	151,303	9,398,942
Ashland, Inc.	128,609	10,341,450
Cytec Industries, Inc.	77,302	5,320,697
Ecolab, Inc.	209,071	15,032,205
LyondellBasell Industries NV Class A	319,547	18,242,938
PolyOne Corp.	61,401	1,253,808
Rockwood Holdings, Inc.	81,183	4,015,311
Sherwin-Williams Co.	68,115	10,477,449
Sigma Aldrich Corp.	115,241	8,479,433
W.R. Grace & Co. (a)	142,896	9,606,898
		92,169,131
TOTAL CHEMICALS		217,748,698
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Swisher Hygiene, Inc. (a)	44,470	70,040
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 4.1%
Construction Materials - 4.1%
Lafarge SA (Bearer)	28,200	$ 1,820,938
Martin Marietta Materials, Inc. (d)	74,289	7,003,967
Vulcan Materials Co.	104,500	5,439,225
		14,264,130
CONTAINERS & PACKAGING - 8.1%
Metal & Glass Containers - 5.4%
Aptargroup, Inc.	143,713	6,857,984
Ball Corp.	196,019	8,771,850
Silgan Holdings, Inc.	69,534	2,891,919
		18,521,753
Paper Packaging - 2.7%
Rock-Tenn Co. Class A	133,057	9,302,015
TOTAL CONTAINERS & PACKAGING		27,823,768
METALS & MINING - 16.2%
Diversified Metals & Mining - 3.7%
Copper Mountain Mining Corp. (a)	635,500	2,510,822
First Quantum Minerals Ltd.	163,000	3,590,359
Iluka Resources Ltd.	58,736	567,623
Inmet Mining Corp.	24,500	1,822,906
SunCoke Energy, Inc. (a)	26,588	414,507
Turquoise Hill Resources Ltd. (a)	407,850	3,116,176
Walter Energy, Inc.	17,762	637,301
		12,659,694
Gold - 5.8%
Allied Nevada Gold Corp. (a)	101,200	3,049,156
Barrick Gold Corp.	47,800	1,673,264
Franco-Nevada Corp.	54,800	3,128,123
Goldcorp, Inc.	115,700	4,253,694
Newmont Mining Corp.	105,669	4,907,268
Royal Gold, Inc.	37,350	3,036,929
		20,048,434
Steel - 6.7%
Carpenter Technology Corp.	109,467	5,651,781
Commercial Metals Co.	240,864	3,579,239
Haynes International, Inc.	63,466	3,291,981
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Nucor Corp.	93,924	$ 4,055,638
Reliance Steel & Aluminum Co.	101,320	6,291,972
		22,870,611
TOTAL METALS & MINING		55,578,739
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	96,832	2,576,700
PAPER & FOREST PRODUCTS - 3.7%
Paper Products - 3.7%
International Paper Co.	323,231	12,877,523
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
MRC Global, Inc.	59,200	1,644,576
TOTAL COMMON STOCKS (Cost $268,133,530)		332,584,174
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,293,500	1,293,500
8% 12/6/14 (e)	136,900	136,900
TOTAL CONVERTIBLE BONDS (Cost $1,430,400)		1,430,400
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b)	12,741,441	$ 12,741,441
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,858,000	6,858,000
TOTAL MONEY MARKET FUNDS (Cost $19,599,441)		19,599,441
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $289,163,371)		353,614,015
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(9,579,453)
NET ASSETS - 100%		$ 344,034,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,430,400 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 1,293,500
Aspen Aerogels, Inc. 8% 12/6/14	6/12/12	$ 136,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,315
Fidelity Securities Lending Cash Central Fund	45,980
Total	$ 52,295
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 332,584,174	$ 326,578,160	$ 6,006,014	$ -
Convertible Bonds	1,430,400	-	-	1,430,400
Money Market Funds	19,599,441	19,599,441	-	-
Total Investments in Securities:	$ 353,614,015	$ 346,177,601	$ 6,006,014	$ 1,430,400
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $290,625,177. Net unrealized appreciation aggregated $62,988,838, of which $69,710,632 related to appreciated investment securities and $6,721,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2012

1.842156.106

ITCIP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)	38,510	$ 941,184
GeoEye, Inc. (a)	5,981	183,796
		1,124,980
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	16,605	562,411
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
JSR Corp.	320,700	6,121,405
Nitto Denko Corp.	32,800	1,615,356
		7,736,761
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Commercial Printing - 0.3%
Nissha Printing Co. Ltd. (a)(d)(f)	404,000	4,809,708
COMMUNICATIONS EQUIPMENT - 7.8%
Communications Equipment - 7.8%
AAC Acoustic Technology Holdings, Inc.	737,000	2,613,269
Acme Packet, Inc. (a)	491,609	10,874,391
ADTRAN, Inc.	207,778	4,059,982
ADVA AG Optical Networking (a)	69,982	369,434
Alcatel-Lucent SA sponsored ADR (a)	1,785,041	2,481,207
Aruba Networks, Inc. (a)(d)	275,682	5,720,402
Brocade Communications Systems, Inc. (a)	29,090	155,050
Ciena Corp. (a)	418,905	6,576,809
Cisco Systems, Inc.	201,145	3,952,499
Comba Telecom Systems Holdings Ltd.	141,000	51,904
Compal Communications, Inc. (a)	3,000	3,339
F5 Networks, Inc. (a)	135,644	13,177,815
Finisar Corp. (a)(d)	489,565	7,979,910
Infinera Corp. (a)	450,056	2,614,825
JDS Uniphase Corp. (a)	364,977	4,941,789
Juniper Networks, Inc. (a)	644,108	12,669,604
Motorola Solutions, Inc.	146,110	8,135,405
NETGEAR, Inc. (a)	12,852	506,626
Oplink Communications, Inc. (a)	35,000	545,300
Polycom, Inc. (a)	75,255	787,167
QUALCOMM, Inc.	511,654	31,732,781
Research In Motion Ltd. (a)(d)	1,200	14,256
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Riverbed Technology, Inc. (a)	943	$ 18,596
Sandvine Corp. (a)	1,051,100	1,381,644
Sandvine Corp. (U.K.) (a)	978,400	1,298,369
Sonus Networks, Inc. (a)	928,202	1,577,943
Spirent Communications PLC	61,400	152,696
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	322,600	3,258,260
ZTE Corp. (H Shares)	9,640	16,552
		127,667,824
COMPUTERS & PERIPHERALS - 22.3%
Computer Hardware - 19.1%
3D Systems Corp. (a)(d)	137,279	7,323,835
Advantech Co. Ltd.	1,200,000	5,057,630
Apple, Inc.	493,806	263,213,416
ASUSTeK Computer, Inc.	16,000	179,735
Foxconn Technology Co. Ltd.	31,450	98,359
Hewlett-Packard Co.	1,294	18,440
Lenovo Group Ltd.	22,310,000	20,571,159
Pegatron Corp. (a)	980,000	1,266,093
Quanta Computer, Inc.	318,000	747,270
Stratasys Ltd. (a)	173,153	13,878,213
Wistron Corp.	641,550	664,396
		313,018,546
Computer Storage & Peripherals - 3.2%
ADLINK Technology, Inc.	3,450	4,024
Catcher Technology Co. Ltd.	189,000	936,384
Chicony Electronics Co. Ltd.	812,000	1,874,598
EMC Corp. (a)	1,326,369	33,557,136
Fusion-io, Inc. (a)	96,600	2,215,038
Gemalto NV	17,613	1,589,834
NetApp, Inc. (a)	5,033	168,857
SanDisk Corp. (a)	238,409	10,385,096
SIMPLO Technology Co. Ltd.	4,200	21,098
Synaptics, Inc. (a)	28,417	851,657
Wacom Co. Ltd.	345	908,297
		52,512,019
TOTAL COMPUTERS & PERIPHERALS		365,530,565
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
Educomp Solutions Ltd.	20,737	$ 53,178
New Oriental Education & Technology Group, Inc. sponsored ADR (d)	80,824	1,570,410
		1,623,588
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Dynapack International Technology Corp.	28,000	110,304
ELECTRONIC EQUIPMENT & COMPONENTS - 4.1%
Electronic Components - 2.0%
Aeroflex Holding Corp. (a)	41,927	293,489
Amphenol Corp. Class A	25,155	1,627,529
AU Optronics Corp. sponsored ADR (a)	1,477,736	6,649,812
Cheng Uei Precision Industries Co. Ltd.	227,449	489,096
DTS, Inc. (a)	3,014	50,334
FLEXium Interconnect, Inc.	605	2,123
Innolux Corp. (a)	55,509	29,793
InvenSense, Inc. (a)	285,699	3,174,116
Ledlink Optics, Inc.	207,000	484,294
Nippon Electric Glass Co. Ltd.	179,000	1,019,225
Omron Corp.	8,100	194,427
Tong Hsing Electronics Industries Ltd.	1,222,000	4,267,435
TXC Corp.	929,000	1,527,824
Universal Display Corp. (a)(d)	365,540	9,365,135
Vishay Intertechnology, Inc. (a)	51,439	546,797
Yageo Corp. (a)	4,212,000	1,336,131
Yaskawa Electric Corp.	113,000	1,090,449
		32,148,009
Electronic Equipment & Instruments - 0.9%
Chroma ATE, Inc.	775,188	1,725,603
Hitachi High-Technologies Corp.	500	10,347
Keyence Corp.	620	171,941
National Instruments Corp.	62,766	1,619,990
RealD, Inc. (a)(d)	26,913	301,695
SFA Engineering Corp.	3,120	139,093
SNU Precision Co. Ltd. (a)	16,027	73,169
Test Research, Inc.	16,027	29,997
TPK Holding Co. Ltd.	320,622	5,659,003
TPK Holding Co. Ltd. GDR (Reg. S)	254,672	4,494,985
		14,225,823
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 1.2%
Benchmark Electronics, Inc. (a)	7,000	$ 116,340
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,800	48,327
Jabil Circuit, Inc.	452,456	8,727,876
Ju Teng International Holdings Ltd.	3,902,000	1,880,381
KEMET Corp. (a)	2,906	14,617
TE Connectivity Ltd.	16,032	595,108
Trimble Navigation Ltd. (a)	135,235	8,084,348
		19,466,997
Technology Distributors - 0.0%
Arrow Electronics, Inc. (a)	2	76
Digital China Holdings Ltd. (H Shares)	300,000	518,785
Redington India Ltd.	124,433	197,751
WPG Holding Co. Ltd.	12,187	15,933
WT Microelectronics Co. Ltd.	37,079	46,054
		778,599
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		66,619,428
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	3,471,000	3,465,125
Trauson Holdings Co. Ltd.	664,000	344,350
		3,809,475
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	12,300	903,435
Cerner Corp. (a)	19,300	1,498,452
So-net M3, Inc.	1,788	2,853,786
		5,255,673
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
Sharp Corp.	1,000	3,523
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	30,000	44,496
TOTAL HOUSEHOLD DURABLES		48,019
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	386,000	$ 102,083
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	409	23,108
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Amazon.com, Inc. (a)	883	221,757
E-Commerce China Dangdang, Inc. ADR (a)	350	1,453
Expedia, Inc.	9,059	556,676
priceline.com, Inc. (a)	2,600	1,615,120
Rakuten, Inc.	553,300	4,314,884
Start Today Co. Ltd.	86,700	804,460
TripAdvisor, Inc.	4,814	201,995
		7,716,345
INTERNET SOFTWARE & SERVICES - 15.5%
Internet Software & Services - 15.5%
Active Network, Inc. (a)	130,681	641,644
Akamai Technologies, Inc. (a)	4,228	172,967
Bankrate, Inc. (a)	53,981	672,063
Bazaarvoice, Inc.	6,100	57,035
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	42,686
Cornerstone OnDemand, Inc. (a)	171,882	5,075,675
DealerTrack Holdings, Inc. (a)	59,957	1,721,965
Demandware, Inc.	29,800	814,136
eBay, Inc. (a)	983,696	50,188,170
Equinix, Inc. (a)	200	41,240
ExactTarget, Inc.	207,656	4,153,120
Facebook, Inc. Class A	344,435	9,172,304
Google, Inc. Class A (a)	176,874	125,469,109
INFO Edge India Ltd.	66,452	421,196
Kakaku.com, Inc.	22,800	752,700
LinkedIn Corp. (a)	42,750	4,908,555
LivePerson, Inc. (a)	10,500	137,970
LogMeIn, Inc. (a)	67,588	1,514,647
Mail.ru Group Ltd. GDR (e)	2,300	79,350
MercadoLibre, Inc.	130	10,214
Millennial Media, Inc.	241,200	3,022,236
NHN Corp.	20,301	4,340,513
Open Text Corp. (a)	300	16,778
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
PChome Online, Inc.	200,000	$ 925,512
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	6,030	179,031
Rackspace Hosting, Inc. (a)	87,443	6,494,392
Renren, Inc. ADR (a)	7,700	26,565
Responsys, Inc. (a)	600,241	3,577,436
SciQuest, Inc. (a)	230,557	3,656,634
SINA Corp. (a)	32,243	1,619,243
SouFun Holdings Ltd. ADR	36,999	924,975
Tencent Holdings Ltd.	248,600	8,153,261
Velti PLC (a)	22,864	102,888
VeriSign, Inc. (a)	97,610	3,789,220
Vocus, Inc. (a)	184,742	3,210,816
XO Group, Inc. (a)	8,500	79,050
Yahoo!, Inc. (a)	383,879	7,639,192
Yandex NV (a)	60,575	1,306,603
YouKu.com, Inc. ADR (a)	7,279	132,769
		255,243,860
IT SERVICES - 8.7%
Data Processing & Outsourced Services - 7.6%
Automatic Data Processing, Inc.	2,802	159,742
Fidelity National Information Services, Inc.	51,900	1,806,639
Fiserv, Inc. (a)	41,400	3,271,842
FleetCor Technologies, Inc. (a)	30,700	1,647,055
Global Payments, Inc.	69,982	3,170,185
Jack Henry & Associates, Inc.	44,300	1,739,218
MasterCard, Inc. Class A	86,442	42,467,226
Paychex, Inc.	4,985	155,233
Syntel, Inc.	15,900	852,081
Teletech Holdings, Inc. (a)	4,506	80,207
VeriFone Systems, Inc. (a)	4,237	125,754
Visa, Inc. Class A	453,757	68,780,486
WNS Holdings Ltd. sponsored ADR (a)	11,900	123,998
		124,379,666
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	96,912	6,444,648
Bit-isle, Inc.	3,500	35,410
Camelot Information Systems, Inc. ADR (a)	300	300
ChinaSoft International Ltd. (a)	510,000	119,194
Cognizant Technology Solutions Corp. Class A (a)	11,631	861,276
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
IBM Corp.	32,653	$ 6,254,682
Pactera Technology International Ltd. ADR	188,430	1,496,134
ServiceSource International, Inc. (a)	172,880	1,011,348
Teradata Corp. (a)	2,557	158,253
Unisys Corp. (a)	46,500	804,450
Virtusa Corp. (a)	34,900	573,407
		17,759,102
TOTAL IT SERVICES		142,138,768
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Sunny Optical Technology Group Co. Ltd.	1,178,000	782,029
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	18,094	1,005,845
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	36,700	578,025
		1,583,870
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	617,000	3,566,351
Fanuc Corp.	100	18,605
HIWIN Technologies Corp.	179,230	1,313,469
Mirle Automation Corp.	180,095	133,220
Nippon Thompson Co. Ltd.	157,000	705,283
Shin Zu Shing Co. Ltd.	538,000	1,656,666
		7,393,594
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	300	8,036
Focus Media Holding Ltd. ADR	95,142	2,443,247
ReachLocal, Inc. (a)	29,209	377,088
		2,828,371
Broadcasting - 0.0%
Pandora Media, Inc. (a)	30,300	278,154
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.1%
DIRECTV (a)	30,481	$ 1,528,927
DISH Network Corp. Class A	5,139	187,060
		1,715,987
Movies & Entertainment - 0.0%
IMAX Corp. (a)	13,500	303,480
TOTAL MEDIA		5,125,992
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	75,320
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,900,500	1,483,411
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. (a)	26,400	677,160
IHS, Inc. Class A (a)	14,500	1,392,000
		2,069,160
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	132,778	544,390
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.4%
Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	8,309	114,747
Amkor Technology, Inc. (a)(d)	3,396	14,433
Applied Materials, Inc.	70,996	812,194
Asia Pacific Systems, Inc. (a)	18,124	125,787
ASM International NV (depositary receipt)	68,400	2,481,552
ASML Holding NV	12,767	822,322
Dainippon Screen Manufacturing Co. Ltd. (d)	39,000	239,710
Entegris, Inc. (a)	221,249	2,031,066
GCL-Poly Energy Holdings Ltd.	2,780,000	575,493
GT Advanced Technologies, Inc. (a)(d)	2,836	8,565
ICD Co. Ltd.	11,308	117,964
Lam Research Corp. (a)	4,427	159,948
Nanometrics, Inc. (a)	100,000	1,442,000
Rubicon Technology, Inc. (a)	1,395	8,523
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Teradyne, Inc. (a)	86,475	$ 1,460,563
Tessera Technologies, Inc.	148,499	2,438,354
Ultratech, Inc. (a)	157,826	5,886,910
Visual Photonics Epitaxy Co. Ltd.	513,600	629,078
		19,369,209
Semiconductors - 12.2%
Advanced Micro Devices, Inc. (a)	2,563	6,151
Alpha & Omega Semiconductor Ltd. (a)	18,356	154,190
Altera Corp.	1,097,375	37,793,595
Analog Devices, Inc.	4,201	176,694
Applied Micro Circuits Corp. (a)	274,457	2,305,439
ARM Holdings PLC sponsored ADR	6,508	246,198
Atmel Corp. (a)	24,882	162,977
Avago Technologies Ltd.	281,153	8,901,304
Broadcom Corp. Class A	56,322	1,870,454
Canadian Solar, Inc. (a)	50	170
Cavium, Inc. (a)	338,021	10,549,635
Chipbond Technology Corp.	854,000	1,677,736
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	145,100	1,687,513
Cirrus Logic, Inc. (a)	85,269	2,470,243
Cree, Inc. (a)(d)	512,995	17,431,570
Cypress Semiconductor Corp.	11,884	128,823
Dialog Semiconductor PLC (a)	7,800	138,170
Diodes, Inc. (a)	792	13,741
Duksan Hi-Metal Co. Ltd. (a)	9,147	184,701
Epistar Corp.	829,000	1,503,124
Fairchild Semiconductor International, Inc. (a)	1,145	16,488
Freescale Semiconductor Holdings I Ltd. (a)	1,492	16,427
Genesis Photonics, Inc.	36,028	25,783
Global Unichip Corp.	51,000	176,346
Hittite Microwave Corp. (a)	26,068	1,618,823
Imagination Technologies Group PLC (a)	461,402	3,009,177
Infineon Technologies AG	350,469	2,855,076
Inotera Memories, Inc. (a)	16,608,000	2,211,353
Inphi Corp. (a)	233,966	2,241,394
International Rectifier Corp. (a)	39,970	708,668
Intersil Corp. Class A	193,177	1,601,437
JA Solar Holdings Co. Ltd. ADR (a)(d)	18,096	77,270
LSI Corp. (a)	515,481	3,649,605
MagnaChip Semiconductor Corp. (a)	12,354	196,676
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Marvell Technology Group Ltd.	1,113	$ 8,080
Maxim Integrated Products, Inc.	47	1,382
MediaTek, Inc.	309,950	3,449,813
Mellanox Technologies Ltd. (a)	44,196	2,624,358
Micrel, Inc.	15,538	147,611
Micron Technology, Inc. (a)	2,062,440	13,096,494
Mindspeed Technologies, Inc. (a)(d)	357,322	1,672,267
Monolithic Power Systems, Inc.	324,604	7,232,177
MStar Semiconductor, Inc.	290,000	2,175,125
Novatek Microelectronics Corp.	1,503,000	6,076,123
NVIDIA Corp.	12,498	153,600
NXP Semiconductors NV (a)	126,666	3,340,182
O2Micro International Ltd. sponsored ADR (a)	30,000	90,000
Omnivision Technologies, Inc. (a)	57,161	804,827
ON Semiconductor Corp. (a)	125,841	887,179
PMC-Sierra, Inc. (a)	127,767	665,666
Power Integrations, Inc.	128,030	4,303,088
Radiant Opto-Electronics Corp.	30,490	125,359
Rambus, Inc. (a)	319,232	1,557,852
RDA Microelectronics, Inc. sponsored ADR	49,007	526,825
RF Micro Devices, Inc. (a)	950,139	4,256,623
Samsung Electronics Co. Ltd.	4,083	5,904,705
Semtech Corp. (a)	131,391	3,803,769
Seoul Semiconductor Co. Ltd.	636	14,607
Silicon Laboratories, Inc. (a)	3,200	133,792
Silicon Motion Technology Corp. sponsored ADR (a)(d)	120,630	1,715,359
SK Hynix, Inc.	168,040	4,113,348
Skymedi Corp.	1,139	995
Skyworks Solutions, Inc. (a)	211,960	4,302,788
Spreadtrum Communications, Inc. ADR	1,093,213	19,240,549
STMicroelectronics NV (NY Shares) unit (d)	24,120	174,629
Taiwan Surface Mounting Technology Co. Ltd.	231,990	351,996
Texas Instruments, Inc.	5,945	183,938
Trina Solar Ltd. (a)(d)	22,000	95,480
TriQuint Semiconductor, Inc. (a)	279,189	1,351,275
Vanguard International Semiconductor Corp.	36,000	24,958
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Win Semiconductors Corp.	2,761	$ 3,106
Xilinx, Inc.	23,486	843,147
		201,260,023
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		220,629,232
SOFTWARE - 18.7%
Application Software - 10.8%
Adobe Systems, Inc. (a)	279,601	10,535,366
ANSYS, Inc. (a)	59,411	4,000,737
AsiaInfo-Linkage, Inc. (a)	451,265	4,896,225
Aspen Technology, Inc. (a)	348,359	9,628,643
Autodesk, Inc. (a)	50,056	1,769,480
AutoNavi Holdings Ltd. ADR (a)	12,087	137,187
Blackbaud, Inc.	28,500	650,655
BroadSoft, Inc. (a)	176,627	6,416,859
Citrix Systems, Inc. (a)	184,684	12,142,973
Compuware Corp. (a)	181,175	1,969,372
Comverse Technology, Inc.	6,228	23,916
Comverse, Inc.	622	17,746
Concur Technologies, Inc. (a)	125,997	8,507,317
Descartes Systems Group, Inc. (a)	240,600	2,239,827
Guidewire Software, Inc.	79,733	2,369,665
Informatica Corp. (a)	52,086	1,579,248
Intuit, Inc.	2,776	165,172
Jive Software, Inc. (d)	265,500	3,857,715
Kingdee International Software Group Co. Ltd. (a)	27,319,600	5,216,672
Manhattan Associates, Inc. (a)	8,800	530,992
MicroStrategy, Inc. Class A (a)	36,703	3,427,326
Nuance Communications, Inc. (a)	468,819	10,464,040
Parametric Technology Corp. (a)	407,598	9,175,031
Pegasystems, Inc. (d)	78,799	1,787,161
PROS Holdings, Inc. (a)	19,567	357,880
QLIK Technologies, Inc. (a)	187,459	4,071,609
RealPage, Inc. (a)	9,400	202,758
salesforce.com, Inc. (a)	334,453	56,221,549
SolarWinds, Inc. (a)	62,774	3,292,496
Splunk, Inc.	355	10,302
Synchronoss Technologies, Inc. (a)	193,654	4,084,163
Synopsys, Inc. (a)	4,807	153,055
TIBCO Software, Inc. (a)	274,137	6,033,755
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Ultimate Software Group, Inc. (a)	10,000	$ 944,100
Verint Systems, Inc. (a)	16,300	478,568
Workday, Inc.	10,900	594,050
		177,953,610
Home Entertainment Software - 0.7%
Activision Blizzard, Inc.	14,010	148,786
Capcom Co. Ltd.	90,500	1,383,612
Giant Interactive Group, Inc. ADR (d)	602,772	3,260,997
NetDragon WebSoft, Inc.	75,000	107,747
Nintendo Co. Ltd.	1,200	128,133
Perfect World Co. Ltd. sponsored ADR Class B	419,513	4,459,423
Take-Two Interactive Software, Inc. (a)	198,800	2,188,788
		11,677,486
Systems Software - 7.2%
Allot Communications Ltd. (a)	40,900	728,838
BMC Software, Inc. (a)	377	14,952
Check Point Software Technologies Ltd. (a)	3,074	146,445
CommVault Systems, Inc. (a)	85,157	5,936,294
Fortinet, Inc. (a)	32,621	687,324
Infoblox, Inc.	6,100	109,617
Insyde Software Corp.	393,000	1,087,122
Microsoft Corp.	5,727	153,083
NetSuite, Inc. (a)	101,582	6,836,469
Oracle Corp.	1,441,785	48,040,276
Progress Software Corp. (a)	45,400	952,946
Red Hat, Inc. (a)	336,939	17,844,289
ServiceNow, Inc.	26,000	780,780
Sourcefire, Inc. (a)	94,851	4,478,864
Symantec Corp. (a)	8,318	156,462
Totvs SA	170,500	3,403,728
VMware, Inc. Class A (a)	285,475	26,874,617
		118,232,106
TOTAL SOFTWARE		307,863,202
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	156,401	$ 11,107,599
TOTAL COMMON STOCKS (Cost $1,255,292,405)		1,548,780,699
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $3,675,374)	$ 3,950,000	3,772,250
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.18% (b)	145,414,223	145,414,223
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	23,125,668	23,125,668
TOTAL MONEY MARKET FUNDS (Cost $168,539,891)		168,539,891
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,427,507,670)		1,721,092,840
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(79,115,143)
NET ASSETS - 100%		$ 1,641,977,697
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,350 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,629
Fidelity Securities Lending Cash Central Fund	147,649
Total	$ 196,278
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,548,780,699	$ 1,446,936,612	$ 101,844,087	$ -
Convertible Bonds	3,772,250	-	3,772,250	-
Money Market Funds	168,539,891	168,539,891	-	-
Total Investments in Securities:	$ 1,721,092,840	$ 1,615,476,503	$ 105,616,337	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 70,592,582
Level 2 to Level 1	$ 0
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,435,816,898. Net unrealized appreciation aggregated $285,275,942, of which $333,487,998 related to appreciated investment securities and $48,212,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013